          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 1999
                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                         POST-EFFECTIVE AMENDMENT NO. 2
                                                                             /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 4                              /X/


                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (EXACT NAME OF REGISTRANT)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

      1300 South Clinton Street, P.O. Box 1110, Fort Wayne, Indiana 46802
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (219) 455-2000

                                           COPY TO:
Jack D. Hunter, Esquire                    Kimberly J. Smith, Esquire
200 East Berry Street                      Sutherland Asbill & Brennan LLP
P.O. Box 1110                              1275 Pennsylvania Ave., N.W.
Fort Wayne, Indiana 46802                  Washington, D.C. 20004
(NAME AND ADDRESS OF
 AGENT FOR SERVICE)


Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on May 1, 1999, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on            pursuant to paragraph (a)(1) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DELAWARE-LINCOLN CHOICEPLUS


LINCOLN LIFE VARIABLE ANNUITY
ACCOUNT N INDIVIDUAL VARIABLE ANNUITY CONTRACT



HOME OFFICE:
Lincoln National Life Insurance Company
1300 South Clinton Street
P.O. Box 7866
Fort Wayne, IN 46801
1-888-868-2583


This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln National Life Insurance Company (LINCOLN LIFE). The contract is for use with nonqualified plans and retirement plans qualified under Section 408 of the tax code (IRAs) and Section 408A (Roth
IRA). In the future, we may offer the contract for other qualified plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate CONTRACT VALUE and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY A DEATH BENEFIT.

The minimum initial PURCHASE PAYMENT for the contract is:

1.  $10,000 for a nonqualified plan; and

2.  $2,000 for a qualified plan.
Additional PURCHASE PAYMENTS may be made to the contract and must be at least $100 per payment.
You choose whether your contract value accumulates on a variable or fixed (guaranteed) basis or both. If you put all your PURCHASE PAYMENTS into the fixed account, we guarantee your principal and a minimum interest rate. WE LIMIT TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT. A MARKET VALUE ADJUSTMENT (MVA) MAY BE APPLIED TO ANY SURRENDER OR TRANSFER FROM THE FIXED ACCOUNT BEFORE THE EXPIRATION DATE OF A GUARANTEED PERIOD.

All PURCHASE PAYMENTS for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If you put all or some of your PURCHASE PAYMENTS into one or more of the contract's variable options, you take all of the investment risk on the CONTRACT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your CONTRACT VALUE goes up; if they lose money, your CONTRACT VALUE goes down. How much the CONTRACT VALUE goes up or down depends on the performance of the SUBACCOUNTS you select. WE DO NOT GUARANTEE HOW ANY OF THE VARIABLE OPTIONS OR THEIR FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.

The available funds are listed below:

AIM Variable Insurance Funds, Inc.:

- AIM V.I Growth Fund
- AIM V.I. International Equity Fund
- AIM V.I. Value Equity Fund

BT Insurance Funds:

- BT Equity 500 Index Fund

Delaware Group Premium Fund Inc.:


-Delaware Premium Growth & Income Series
  (formerly known as Decatur Total Return)


- Delaware Premium Delchester Series


- Delaware Premium Devon Series


- Delaware Premium Emerging Markets Series


- Delaware Premium International Equity Series


- Delaware Premium REIT Series


- Delaware Premium Small Cap Value Series


- Delaware Premium Social Awareness Series


- Delaware Premium Trend Series


Dreyfus Variable Investment Fund:

- Dreyfus Small Cap Portfolio

Variable Insurance Products Fund

- Fidelity VIP Equity-Income Portfolio
- Fidelity VIP Growth Portfolio
- Fidelity VIP Overseas Portfolio

Variable Insurance Products Fund III:

- Fidelity VIP III Growth Opportunities Portfolio

Kemper Variable Series:

- Kemper Small Cap Growth Portfolio
- Kemper Government Securities Portfolio

Liberty Variable Investment Trust:

- Colonial U.S. Stock Fund
- Newport Tiger Fund

Lincoln National:


- Bond Fund


- Money Market Fund


MFS -Registered Trademark- Variable Insurance Trust:

- MFS Emerging Growth Series
- MFS Research Series
- MFS Total Return Series
- MFS Utilities Series

OCC Accumulation Trust:

- OCC Global Equity Portfolio
- OCC Managed Portfolio
This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the prospectuses for the funds that are attached, and keep these prospectuses for future reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENCE.
You can obtain a Statement of Additional Information (SAI) about the contracts that has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about LINCOLN LIFE and Account N are also available on the SEC's web site (http:\\www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 1999

TABLE OF CONTENTS


                                                  PAGE
----------------------------------------------------------
Special terms                                           2
Expense tables                                          3
Summary                                                 7
Condensed financial information for the VAA             9
Investment results                                     10
Financial statements                                   11
Lincoln National Life Insurance Company                11
Variable annuity account (VAA)                         11
Investments of the variable annuity account            11
Charges and other deductions                           14
The contracts                                          16
Annuity payouts                                        19

                                                  PAGE
----------------------------------------------------------

Fixed side of the contract                             21
Federal tax matters                                    22
Voting rights                                          26
Distribution of the contracts                          26
Return privilege                                       26
State regulation                                       27
Records and reports                                    27
Other information                                      27
Statement of additional information table of
  contents for Lincoln Life Variable Annuity
  Account N Delaware-Lincoln ChoicePlus                29



SPECIAL TERMS



(We have ITALICIZED the terms that have special meaning throughout the Prospectus).



ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account N, into which LINCOLN LIFE sets aside and invests the assets for the variable side of the contract offered in this Prospectus.



ACCUMULATION UNIT -- A measure used to calculate CONTRACT VALUE for the variable side of the contract before the ANNUITY COMMENCEMENT DATE.



ANNUITANT -- The person upon whose life the ANNUITY BENEFIT PAYMENTS are based and made to after the ANNUITY COMMENCEMENT DATE.



ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.



ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount maybe paid on a variable or fixed basis or a combination of both.



ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS after the ANNUITY COMMENCEMENT DATE. See Annuity payouts.



BENEFICIARY -- The person you choose to receive any DEATH
BENEFIT paid if you die before the ANNUITY COMMENCEMENT DATE.



CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the contract (e.g., decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.) Usually, but not always, the owner is the ANNUITANT.



CONTRACT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the total value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.



CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.



DEATH BENEFIT -- An amount payable to your designated BENEFICIARY if the owner dies before the ANNUITY COMMENCEMENT DATE.



LINCOLN LIFE (we, us, our) -- Lincoln National Life Insurance Company.



PURCHASE PAYMENTS -- Amounts paid into the contract.



SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a particular fund available under the contracts.



VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.



VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION
DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES
SUMMARY OF CONTRACTOWNER EXPENSES:


The maximum surrender charge (contingent deferred sales charge) as a percentage of PURCHASE PAYMENTS surrendered/ withdrawn: 7%

Account fee:            $      35
Transfer fee:           $      10


The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions -- Surrender charge.



A market value adjustment (MVA) may be applied to the amount being surrendered or transferred (except for dollar cost averaging and account rebalancing) from a fixed account guaranteed period amount. See Fixed side of the contract.


The account fee will be waived if your CONTRACT VALUE is $100,000 or more at the end of any particular CONTRACT YEAR.

The transfer charge will not be imposed on the first 12 transfers during a CONTRACT YEAR. We reserve the right to charge a $10 fee for transfers over 12 times during any CONTRACT YEAR. Automatic dollar cost averaging and automatic rebalancing transfers are not included in these first twelve transfers.

ACCOUNT N ANNUAL EXPENSES FOR DELAWARE-LINCOLN CHOICEPLUS SUBACCOUNTS:
(as a percentage of average account value)

Mortality and expense risk charge............       1.25%
Administrative charge........................        .15%
                                                     ---
Total annual charge for each Delaware-Lincoln
  ChoicePlus SUBACCOUNT......................       1.40%


FUND ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 1998:
(as a percentage of each fund's average net assets):


                                                                              MANAGEMENT                 OTHER
                                                                                    FEES              EXPENSES
                                                                              (AFTER ANY     +      (AFTER ANY     =
                                                                                WAIVERS/              WAIVERS/
                                                                           REIMBURSEMENTS)       REIMBURSEMENTS)
                                                                           -----------------     -----------------
1.   AIM V.I. Growth Fund................................................           0.64%                 0.08%
2.   AIM V.I. International Equity Fund..................................           0.75                  0.16
3.   AIM V.I. Value Equity Fund..........................................           0.61                  0.05
4.   BT Equity 500 Index Fund(1).........................................           0.20                  0.10
5.   Delaware Premium Growth and Income Series(2)
      (formerly known as Decatur Total Return)(3)........................           0.60                  0.11
6.   Delaware Premium Delchester Series(2)(3)............................           0.65                  0.10
7.   Delaware Premium Devon Series(2)(3).................................           0.65                  0.06
8.   Delaware Premium Emerging Markets Series(2)(3)......................           1.08                  0.42
9.   Delaware Premium International Equity Series(2)(3)..................           0.82                  0.13
10.  Delaware Premium REIT Series(@)(2)(3)...............................           0.58                  0.27
11.  Delaware Premium Small Cap Value Series(2)(3).......................           0.75                  0.10
12.  Delaware Premium Social Awareness Series(2)(3)......................           0.71                  0.14
13.  Delaware Premium Trend Series(2)....................................
14.  Dreyfus Variable Fund Small Cap Portfolio(2)........................           0.75                  0.02
15.  Fidelity VIP Equity-Income Portfolio (Initial class)(4).............           0.49                  0.09
16.  Fidelity VIP Growth Portfolio (Initial class)(4)....................           0.59                  0.09
17.  Fidelity VIP Overseas Portfolio (Initial class)(4)..................           0.74                  0.17
18.  Fidelity VIP III Growth Opportunities Portfolio (Initial
      class)(4)..........................................................           0.59                  0.12
19.  Kemper Variable Small Cap Growth Portfolio..........................           0.65                  0.05
20.  Kemper Variable Government Series Portfolio.........................           0.55                  0.11
21.  Liberty Variable Trust Colonial U.S. Stock Fund.....................           0.80                  0.10
22.  Liberty Variable Trust Newport Tiger Fund...........................           0.90                  0.40
23.  Lincoln National Bond Fund..........................................           0.44                  0.13

             TOTAL
          EXPENSES
        (AFTER ANY
          WAIVERS/
     REIMBURSEMENTS)
     -----------------
1.            0.72%
2.            0.91
3.            0.66
4.            0.30
5.
              0.71
6.            0.75
7.            0.71
8.            1.50
9.            0.95
10.           0.85
11.           0.85
12.           0.85
13.
14.           0.77
15.           0.58
16.           0.68
17.           0.91
18.
              0.71
19.           0.70
20.           0.66
21.           0.90
22.           1.30
23.           0.57

                                                                              MANAGEMENT                 OTHER
                                                                                    FEES              EXPENSES
                                                                              (AFTER ANY     +      (AFTER ANY     =
                                                                                WAIVERS/              WAIVERS/
                                                                           REIMBURSEMENTS)       REIMBURSEMENTS)
                                                                           -----------------     -----------------
24.  Lincoln National Money Market Fund..................................           0.48                  0.11
25.  MFS Variable Trust Emerging Growth Series(5)........................           0.75                  0.10
26.  MFS Variable Trust Research Series(5)...............................           0.75                  0.11
27.  MFS Variable Trust Total Return Series(5)...........................           0.75                  0.16
28.  MFS Variable Trust Utilities Series(5)..............................           0.75                  0.26
29.  OCC Trust Global Equity Portfolio(6)................................           0.80                  0.33
30.  OCC Trust Managed Portfolio(6)......................................           0.78                  0.04

             TOTAL
          EXPENSES
        (AFTER ANY
          WAIVERS/
     REIMBURSEMENTS)
     -----------------
24.           0.59
25.           0.85
26.           0.86
27.           0.91
28.           1.01
29.           1.13
30.           0.82



(@) The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts. Actual expenses may be greater or less than shown.



(1) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so the fund's total operating expenses will not exceed 0.30% of average daily net assets. If this reimbursement were not in place, the total operating expenses for the year ended December 31, 1998, would have been 1.19%.



(2) For the fiscal year ended December 31, 1998, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.89% for Social Awareness Series, 1.02% for REIT Series, 1.67% for Emerging Markets Series and 0.88% for International Equity Series.



(3) The investment advisor for the Growth and Income Series (formerly known as "Decatur Total Return Series"), Devon Series, Delchester Series, Trend Series, Small Cap Value Series, Social Awareness Series, and REIT Series is Delaware Management Company, Inc. ("Delaware Management"). The investment advisor for the International Equity Series and Emerging Market Series is Delaware International Advisers, Limited ("Delaware International"). Effective May 1, 1999 through October 31, 1999, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 0.80% for the Growth and Income Series, Devon Series, and Delchester Series; 0.85% for the REIT Series, Trend Series, Small Cap Value Series, and Social Awareness Series, 0.95% for International Equity Series, and 1.50% for the Emerging Market Series. The fee ratios shown have been restated, if necessary, to reflect the new voluntary limitations which took effect May 1, 1999. The declaration of a voluntary expense limitation does not bind the investment adviser to declare future expense limitations with respect to these Funds. Pursuant to a vote of the Fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took effect on May 1, 1999.



(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, Fidelity Management & Research ("FMR") on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.57% for VIP Equity-Income; 0.66% for VIP Growth; 0.89% for VIP Overseas and 0.70% for VIP III Growth Opportunities.



(5) Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that each such series' "Other Expenses" shall not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.25% except for the Emerging Growth Series and the Research Series, which have no such limitation. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment of the series', "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expense" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series' equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004.

(6) Other Expenses are shown gross of expense offsets afforded the portfolio, which effectively lowered overall custody expenses. Total portfolio expenses for the Managed Portfolio are limited by OpCap Advisors so that its respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets.


EXAMPLES
(expenses of the SUBACCOUNTS and the funds)

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                               -----     -----------  -----------  -----------
1.   AIM V.I Growth Fund..................................................   $      92    $     119    $     147    $     252
2.   AIM V.I. International Equity Fund...................................          93          120          148          237
3.   AIM V.I. Value Fund..................................................          91          113          136          217
4.   BT Equity 500 Index Fund.............................................          87          103          119          185
5.   Delaware Premium Growth and Income Series
       (formerly known as Decatur Total Return)...........................          91          115          138          221
6.   Delaware Premium Delchester Series...................................          92          116          140          224
7.   Delaware Premium Devon Series........................................          91          115          138          221
8.   Delaware Premium Emerging Markets Series.............................          99          137          174          281
9.   Delaware Premium International Equity Series.........................          94          122          130          240
10.  Delaware Premium REIT Series.........................................          93          119          145          232
11.  Delaware Premium Small Cap Value Series..............................          93          119          145          232
12.  Delaware Premium Social Awareness Series.............................          93          119          145          232
13.  Delaware Premium Trend Series........................................          92          118          143          229
14.  Dreyfus Variable Fund Small Cap Portfolio............................          92          116          141          226
15.  Fidelity VIP Equity-Income Portfolio.................................          90          111          132          210
16.  Fidelity VIP Growth Portfolio........................................          91          114          137          218
17.  Fidelity VIP Overseas Portfolio......................................          93          120          148          237
18.  Fidelity VIP III Growth Opportunities Portfolio......................          91          115          138          221
19.  Kemper Variable Small Cap Growth Portfolio...........................          91          114          138          220
20.  Kemper Variable Government Series Portfolio..........................          91          113          136          216
21.  Liberty Variable Trust Colonial U.S. Stock Fund......................          93          120          147          236
22.  Liberty Variable Trust Newport Tiger Fund............................          97          132          165          267
23.  Lincoln National Bond Fund...........................................          89          109          130          205
24.  Lincoln National Money Market Fund...................................          90          111          132          210
25.  MFS Variable Trust Emerging Growth Series............................          93          119          145          232
26.  MFS Variable Trust Research Series...................................          93          119          145          233
27.  MFS Variable Trust Total Return Series...............................          94          123          152          244
28.  MFS Variable Trust Utilities Series..................................          94          123          152          245
29.  OCC Trust Global Equity Portfolio....................................          96          127          158          254
30.  OCC Trust Managed Portfolio..........................................          93          118          144          230



If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return.



                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                               -----     -----------  -----------  -----------
1.   AIM V.I Growth Fund..................................................   $      22    $      69    $     117    $     252
2.   AIM V.I. International Equity Fund...................................          23           70          118          237
3.   AIM V.I. Value Fund..................................................          21           63          106          217
4.   BT Equity 500 Index Fund.............................................          17           53           89          185
5.   Delaware Premium Growth and Income Series
       (formerly known as Decatur Total Return)...........................          21           65          108          221
6.   Delaware Premium Delchester Series...................................          22           66          110          224
7.   Delaware Premium Devon Series........................................          21           65          108          221
8.   Delaware Premium Emerging Markets Series.............................          29           87          144          281
9.   Delaware Premium International Equity Series.........................          24           69          120          240
10.  Delaware Premium REIT Series.........................................          23           69          115          232
11.  Delaware Premium Small Cap Value Series..............................          23           69          115          232

                                                                              1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                               -----     -----------  -----------  -----------
12.  Delaware Premium Social Awareness Series.............................   $      23    $      69    $     115    $     232
13.  Delaware Premium Trend Series........................................          22           68          113          229
14.  Dreyfus Variable Fund Small Cap Portfolio............................          22           66          111          226
15.  Fidelity VIP Equity-Income Portfolio.................................          20           61          102          210
16.  Fidelity VIP Growth Portfolio........................................          21           64          107          218
17.  Fidelity VIP Overseas Portfolio......................................          23           70          118          237
18.  Fidelity VIP III Growth Opportunities Portfolio......................          21           65          108          221
19.  Kemper Variable Small Cap Growth Portfolio...........................          21           64          108          220
20.  Kemper Variable Government Series Portfolio..........................          21           63          106          216
21.  Liberty Variable Trust Colonial U.S. Stock Fund......................          23           70          117          236
22.  Liberty Variable Trust Newport Tiger Fund............................          27           82          135          267
23.  Lincoln National Bond Fund...........................................          19           59          100          205
24.  Lincoln National Money Market Fund...................................          20           61          102          210
25.  MFS Variable Trust Emerging Growth Series............................          23           69          115          232
26.  MFS Variable Trust Research Series...................................          23           69          115          233
27.  MFS Variable Trust Total Return Series...............................          24           73          122          244
28.  MFS Variable Trust Utilities Series..................................          24           73          122          245
29.  OCC Trust Global Equity Portfolio....................................          26           77          128          254
30.  OCC Trust Managed Portfolio..........................................          23           68          114          230



We provide these examples to help you understand the direct and indirect costs and expenses of the contract.


For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

SUMMARY


WHAT KIND OF CONTRACT AM I BUYING?


It is an individual annuity contract between you and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts.


WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)?


It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See Variable annuity account (VAA).


WHAT ARE MY INVESTMENT CHOICES?


Based upon your instruction, the VAA applies PURCHASE PAYMENTS to buy shares in one or more of the investment options: AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Equity Fund, BT Equity 500 Index Fund, Delaware Premium Growth and Income Series (formerly known as Decatur Total Return Series), Delaware Premium Delchester Series, Delaware Premium Devon Series, Delaware Premium Emerging Markets Series, Delaware Premium International Equity Series, Delaware Premium REIT Series, Delaware Premium Small Cap Value Series, Delaware Premium Social Awareness Series, Delaware Premium Trend Series, Dreyfus Variable Fund Small Cap Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP III Growth Opportunities Portfolio, Kemper Variable Small Cap Growth Portfolio, Kemper Variable Government Series Portfolio, Liberty Variable Trust Colonial U.S. Stock Fund, Liberty Variable Trust Newport Tiger Fund, Lincoln National Bond Fund, Lincoln National Money Market Fund, MFS Variable Trust Emerging Growth Series, MFS Variable Trust Research Series, MFS Variable Trust Total Return Series, MFS Variable Trust Utilities Series, OCC Trust Global Equity Portfolio and OCC Trust Managed Portfolio.


WHO INVESTS PURCHASE PAYMENTS?


A I M Advisors, Inc., is the advisor for AIM Variable Insurance Funds, Inc.; Bankers Trust Company is the advisor for BT Insurance Funds Trust; Delaware Management Company is the advisor for the Delaware Group Premium Fund, Inc., with Vantage Investment Advisors as sub-advisors for the Social Awareness Fund; Delaware International Advisers Ltd., is the advisor for Delaware Premium International and Delaware Premium Emerging Markets; Dreyfus Corporation is the advisor for Dreyfus Variable Investment Fund; Fidelity Management and Research Company is the advisor for Fidelity Variable Insurance Products Fund and Variable Insurance Product Fund III; Scudder Kemper Investments is the advisor for the Kemper Variable Series; Liberty Advisory Service Corp., is the advisor and Colonial Management Associates, Inc. is the sub-advisor for the Liberty Variable Investment Trust; Lincoln Investment Management, Inc., is the advisor for the Lincoln National Bond Fund and Lincoln National Money Market Fund; Massachusetts Financial Services Company is the advisor for MFS Variable Insurance Trust; and OpCap Advisors is the advisor for the OCC Accumulation Trust. See Investments of the variable annuity account -- Investment advisors.


HOW DOES THE CONTRACT WORK?


If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you later decide to receive retirement income payments, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your retirement income payments will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See Charges and other deductions The contracts.


WHAT CHARGES DO I PAY UNDER CONTRACT?


If you withdraw CONTRACT VALUE, you pay a surrender or withdrawal charge which may range from 0% to 7%, depending upon how many CONTRACT YEARS those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions Surrender charge.


We charge an account fee of $35 per CONTRACT YEAR if the CONTRACT VALUE is less than $100,000.

We reserve the right to charge a $10 fee for transfers over 12 times during any CONTRACT YEAR, excluding automatic dollar cost averaging and automatic rebalancing program transfers.


The surrender or transfer of value from a fixed account guaranteed period may be subject to a market value adjustment (MVA). See Fixed side of the contract.


We will deduct any applicable premium tax from PURCHASE PAYMENTS or CONTRACT VALUE at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.40% to the daily net asset value of the VAA. This charge includes 0.15% as an administrative charge and 1.25% as a mortality and expense risk charge. See Charges and other deductions. We may waive these charges in certain situations.

The fund's investment management fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN?

Subject to minimum and maximum PURCHASE PAYMENT AMOUNTS, your PURCHASE PAYMENTS are completely flexible. See The contracts -- Purchase payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED?


If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts -- Annuity Options.


REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE?


Your BENEFICIARY will receive the greatest of the PURCHASE PAYMENTS, CONTRACT VALUE or the highest CONTRACT VALUE as of the most recent CONTRACT YEAR occurring on or before the CONTRACTOWNER'S 80th birthday. Your BENEFICIARY has options as to how the DEATH BENEFIT is paid. See The Contracts -- Death benefit before the ANNUITY COMMENCEMENT DATE.


MAY I TRANSFER CONTRACT VALUE AMONG VARIABLE OPTIONS AND BETWEEN THE FIXED SIDE AND VARIABLE SIDE OF THE CONTRACT?


Yes, with certain limits. See The contracts -- Transfers between SUBACCOUNTS on or before the ANNUITY COMMENCEMENT DATE; Transfers after the ANNUITY COMMENCEMENT DATE; and Transfers to and from a Fixed Account on or before the ANNUITY COMMENCEMENT DATE.


MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL?


Yes, subject to contract requirements and to restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts -- Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal may also be subject to 20% withholding. See Federal tax matters.


DO I GET A FREE LOOK AT THIS CONTRACT?

Yes. You can cancel the contract within ten days (in some states longer) of the date you first received the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT


ACCUMULATION UNIT VALUES



The following information relating to ACCUMULATION UNIT VALUES and number of ACCUMULATION UNITS for the DELAWARE-LINCOLN CHOICEPLUS SUBACCOUNTS for the period ended December 31, 1998 come from the VAA'S financial statements. It should be read along with the VAA'S financial statements and notes which are all included in the SAI.


                                            *1998
-----------------------------------------------------
AIM V.I. Growth Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  11.112
Number of accumulation units
  - End of period (000s omitted)..........  25
------------------------------------------
AIM V.I. International Equity Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.278
Number of accumulation units
  - End of period (000s omitted)..........  7
------------------------------------------
AIM V.I. Value Equity Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.937
Number of accumulation units
  - End of period (000s omitted)..........  37
------------------------------------------
BT Equity 500 Index Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.353
Number of accumulation units
  - End of period (000s omitted)..........  91
------------------------------------------
Delaware Premium Growth and Income Series
(formerly known as Decatur Total Return)
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.021
Number of accumulation units
  - End of period (000s omitted)..........  23
------------------------------------------
Delaware Premium Delchester Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  9.970
Number of accumulation units
  - End of period (000s omitted)..........  41
------------------------------------------
Delaware Premium Devon Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.313
Number of accumulation units
  - End of period (000s omitted)..........  44
------------------------------------------
Delaware Premium Emerging Markets Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  9.268
Number of accumulation units
  - End of period (000s omitted)..........  2
------------------------------------------

                                            *1998
-----------------------------------------------------

Delaware Premium International Equity
Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.152
Number of accumulation units
  - End of period (000s omitted)..........  2
------------------------------------------
Delaware Premium REIT Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.119
Number of accumulation units
  - End of period (000s omitted)..........  9
------------------------------------------
Delaware Premium Small Cap Value Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.489
Number of accumulation units
  - End of period (000s omitted)..........  17
------------------------------------------
Delaware Premium Social Awareness Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.659
Number of accumulation units
  - End of period (000s omitted)..........  55
------------------------------------------
Delaware Premium Trend Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.854
Number of accumulation units
  - End of period (000s omitted)..........  7
------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.715
Number of accumulation units
  - End of period (000s omitted)..........  13
------------------------------------------
Fidelity VIP Equity-Income Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.101
Number of accumulation units
  - End of period (000s omitted)..........  37
------------------------------------------
Fidelity VIP Growth Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.605
Number of accumulation units
  - End of period (000s omitted)..........  43
------------------------------------------
Fidelity VIP Overseas Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.106
Number of accumulation units
  - End of period (000s omitted)..........  13
------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.389
Number of accumulation units
  - End of period (000s omitted)..........  64
------------------------------------------

                                            *1998
-----------------------------------------------------
Kemper Variable Small Cap Growth Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  11.014
Number of accumulation units
  - End of period (000s omitted)..........  4
------------------------------------------
Kemper Variable Government Securities
Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.032
Number of accumulation units
  - End of period (000s omitted)..........  77
------------------------------------------
Liberty Variable Trust Colonial U.S. Stock
Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.395
Number of accumulation units
  - End of period (000s omitted)..........  2
------------------------------------------
Liberty Variable Trust Newport Tiger Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  9.923
Number of accumulation units
  - End of period (000s omitted)..........  2
------------------------------------------
Lincoln National Bond Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.095
Number of accumulation units
  - End of period (000s omitted)..........  46
------------------------------------------
Lincoln National Money Market Fund
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.034
Number of accumulation units
  - End of period (000s omitted)..........  348
------------------------------------------
MFS Variable Trust Emerging Growth Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  11.242
Number of accumulation units
  - End of period (000s omitted)..........  6
------------------------------------------
MFS Variable Trust Research Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.586
Number of accumulation units
  - End of period (000s omitted)..........  8
------------------------------------------
MFS Variable Trust Total Return Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.136
Number of accumulation units
  - End of period (000s omitted)..........  51
------------------------------------------
                                            *1998
-----------------------------------------------------
MFS Variable Trust Utilities Series
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.244
Number of accumulation units
  - End of period (000s omitted)..........  67
------------------------------------------
OCC Trust Global Equity Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  10.062
Number of accumulation units
  - End of period (000s omitted)..........  11
------------------------------------------
OCC Trust Managed Portfolio
Accumulation unit value
  - Beginning of period...................  10.000
  - End of period.........................  9.815
Number of accumulation units
  - End of period (000s omitted)..........  4
------------------------------------------



Additional information for the money market subaccount: seven-day yield: 2.82%; length of base period -- 7 days; date of last day of base period: December 31, 1998.


INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.


*These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (November 20) through December 31.

FINANCIAL STATEMENTS


The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.


LINCOLN NATIONAL LIFE INSURANCE CO.


LINCOLN LIFE was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance, reinsurance and financial services.


VARIABLE ANNUITY ACCOUNT (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by LINCOLN LIFE in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the fund as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the SUBACCOUNT.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The fund is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

INVESTMENT ADVISORS


The investment advisors of the funds are:


AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

BT Insurance Funds (the "BT Insurance Trust") managed by Bankers Trust Company, 130 Liberty Street, (One Bankers Trust Plaza), New York, NY 10006.


Delaware Group Premium Fund Inc., ("Delaware Group"), managed by Delaware Management Company, One Commerce Square, Philadelphia, PA 19103. The Social Awareness Fund is sub-advised by Vantage Investment Advisors located at 630 Fifth Avenue, New York, NY 10111. The International and Emerging Markets are managed by Delaware International Advisers Ltd., 80 Cheapside, London, England, ECV2 6EE.


Dreyfus Variable Investment Fund ("Dreyfus Variable Fund") managed by The Dreyfus Corporation, 200 Park Avenue, New York, NY 10166.

Variable Insurance Products Fund ("Fidelity VIP") and Variable Insurance Products Fund III ("Fidelity VIP III") managed by Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.


Kemper Fund Series ("Kemper Fund") managed by Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10166.


Liberty Variable Investment Trust ("Liberty Variable Trust") managed by Liberty Advisory Series Corp., 125 high Street, Boston, MA 02110 and sub-advised by Colonial Management Associates, Inc. and Newport Fund Management, Inc.

Lincoln National Bond Fund, Inc., and Lincoln National Money Market Fund, Inc., managed by Lincoln Investment Management, Inc., 200 East Berry Street, Fort Wayne, IN 46802;

MFS -Registered Trademark- Variable Insurance Trust ("MFS Variable Trust") managed by Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116.

OCC Accumulation Trust ("OCC Trust") (formerly Quest for Value Accumulation Trust) managed by OpCap Advisors (formerly Quest for Value Advisors), One World Financial Center, New York, NY 10281.


The Delaware Premium Delchester Series, Delaware Premium Emerging Market Series, Dreyfus Variable Fund Small Cap Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, MFS Variable Trust Emerging Growth Series, MFS Variable Trust Research Series, MFS Variable Trust Total Return Series, MFS Variable Trust Utilities Series, OCC Trust Global Equity Portfolio, and the OCC Trust Managed Portfolio funds may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectuses.


As compensation for their services to the fund, the investment advisors receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.


With respect to a fund, the advisor and/or distributor, or an affiliate thereof, may compensate LINCOLN LIFE (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular Fund attributable to the contracts along with certain other variable contracts issued or administered by LINCOLN LIFE (or an affiliate).



The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of LINCOLN LIFE and other life insurance companies (shared funding). The funds do not foresee any disadvantage to CONTRACTOWNERS arising out of mixed or shared funding. Nevertheless, the fund's Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.


DESCRIPTION OF THE FUNDS

Each of the thirty SUBACCOUNTS of the VAA is invested solely in shares of one of the thirty funds available under the contract. Each fund was organized as a series of one of twelve Massachusetts or Delaware business trusts or a Maryland corporation. Each fund is registered as a diversified, open-end management investment company under the 1940 Act, except for the Delaware Group REIT Series and Delaware Group Emerging Market Series, which are non-diversified. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits LINCOLN LIFE to sell its shares back to the fund when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor or sub-advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor or sub-advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the fund which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.


  1. AIM V.I. Growth Fund: Seeks growth of capital principally through investments in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum.



  2. AIM V.I. International Equity Fund: Seeks to provide long-term growth of capital by investing in a diversified portfolio of international equities issued by companies considered by AIM to have strong earnings momentum.



  3. AIM V.I. Value Fund: Seeks long-term capital growth by investing primarily in equity securities the managers believe to be undervalued relative to the current or projected earnings of the company, to current market value of assets owned by the company, or to the equity market in general.



  4. BT Equity 500 Index Fund: Seeks to match the performance of the stock market as represented by Standard & Poor's 500-Registered Trademark-Index, before fund expenses. The fund's managers closely track the S&P 500 Index and rebalance the portfolio on a monthly basis.



  5. Delaware Premium Growth and Income Series: (formerly known as Decatur Total Return) Seeks the highest possible total return by investing in stocks that exhibit the potential for growth while providing higher than average dividend income.



  6. Delaware Premium Delchester Series: Seeks as high a level of current income as possible by investing in rated and unrated corporate bonds (including high risk, high-yield bonds commonly known as junk bonds), U.S. government securities and commercial paper. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds.



  7. Delaware Premium Devon Series: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over time. This fund blends traditional growth and value investment styles.



  8. Delaware Premium Emerging Markets Series: Seeks long-term growth by investing primarily in stocks of companies located or operating in emerging or developing countries.



  9. Delaware Premium International Equity Series: Seeks long-term growth without undue risk to principal by investing primarily in foreign-company stocks with the potential for capital appreciation and income.



  10. Delaware Premium REIT Series: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.



  11. Delaware Premium Small Cap Value Series: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



  12. Delaware Premium Social Awareness Series: Seeks long-term growth by investing in stocks of mid-size and large companies expected to grow over time that also meet certain criteria of social responsibility.



  13. Delaware Premium Trend Series: Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.



  14. Dreyfus Variable Fund Small Cap Portfolio: Seeks to maximize capital appreciation by investing primarily in common stocks of domestic and foreign companies. This fund focuses on small, emerging companies that the managers believe are characterized by new or innovative products, services or processes that will enhance prospects for growth in future earnings.



  15. Fidelity VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).



  16. Fidelity VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



  17. Fidelity VIP Overseas Portfolio: Seeks long-term growth of capital by investing primarily in foreign securities.



  18. Fidelity VIP III Growth Opportunities Portfolio: Seeks capital growth by investing primarily in common stocks.



  19. Kemper Variable Small Cap Growth Portfolio: Seeks maximum appreciation of investor's capital from a portfolio primarily of growth stocks of smaller companies.



  20. Kemper Variable Government Securities Portfolio: Seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. government securities.



  21. Liberty Variable Trust Colonial U.S. Stock Fund: Seeks long-term growth and income by investing primarily in dividend-paying stocks of large companies diversified across all sectors of the U.S. equities market, with the added income benefit of high quality bonds.



  22. Liberty Variable Trust Newport Tiger Fund: Seeks capital growth by investing primarily in the stocks of high quality international companies located in the nine "Tigers" of Asia: Hong Kong, China, Singapore, Malaysia, Thailand, Indonesia, the Philippines, South Korea and Taiwan.



  23. Lincoln National Bond Fund: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



  24. Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.



  25. MFS Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.



  26. MFS Variable Trust Research Series: Seeks long-term growth and future income by investing primarily in equity companies believed to possess better than average prospects for long-term growth. A committee of investment research analysts selects the securities for the fund, with individual analysts responsible for choosing securities within an assigned industry.


  27. MFS Variable Trust Total Return Series: Seeks to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.



  28. MFS Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.



  29. OCC Trust Global Equity Portfolio: Seeks long-term growth through a global investment strategy primarily involving equity securities.



  30. OCC Trust Managed Portfolio: Seeks capital growth over time by investing in varying percentages of common stocks, bonds and cash equivalents. The percentage of the fund allocated to the different asset classes will vary based on the manager's assessment of the relative outlook for each investment.


FUND SHARES

We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem sufficient shares of the appropriate funds to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/ withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to LINCOLN LIFE, and may be sold to other insurance companies, for investment of the assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, within the law, to make additions, deletions and substitutions for the funds in which the VAA participates. We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. We cannot substitute shares of one fund for another without the approval by the SEC. We will also notify you.

CHARGES AND OTHER DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, account rebalancing and automatic withdrawal services), maintaining records, administering ANNUITY PAYOUTS, furnishing accounting and valuation services (including the calculation and monitoring of daily SUBACCOUNT values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that ANNUITANTS receiving ANNUITY PAYOUTS under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that more owners than expected will qualify for waivers of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

DEDUCTIONS FROM THE VAA FOR DELAWARE-LINCOLN CHOICEPLUS

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% of the average daily net assets. The charge consists of a 0.15% administrative charge and a 1.25% mortality and expense risk charge.

SURRENDER CHARGE

A surrender charge applies (except as described below) to surrenders and withdrawals of PURCHASE PAYMENTS that have been invested for the periods indicated as follows:

                     Number of complete CONTRACT
                     YEARS that a PURCHASE PAYMENT
                     has been invested
---------------------------------------------------
                     Less than  At least
                     One year   1 2 3 4 5 6 7+
Surrender charge as a
  percentage of the
  surrendered or
  withdrawn
  PURCHASE PAYMENTS       7%    6 5 4 3 2 1 0

(An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.)

A surrender charge does not apply to:

  1. A surrender or withdrawal of PURCHASE PAYMENTS that have been invested for more than seven full CONTRACT YEARS;

  2. Withdrawals of CONTRACT VALUE during a CONTRACT YEAR to the extent that the total CONTRACT VALUE withdrawn during the current contract year does not exceed 15% of PURCHASE PAYMENTS;

  3.  Electing an annuity option available within the contract;

  4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

  5. A surrender amount equal to a maximum of 75% of the CONTRACT VALUE as a result of 180 days of continuous confinement of the CONTRACTOWNER in an accredited nursing home or equivalent health care facility subsequent to the effective date of the contract;

  6. A surrender of the contract as a result of the death of the CONTRACTOWNER. However, the surrender charge is not waived as a result of the death of an ANNUITANT who is not the CONTRACTOWNER; and


  7. A surrender of a contract or withdrawal of contract value of a contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln Financial Group, AIM-Registered Trademark-, Bankers Trust, Delaware Investments, The Dreyfus Corporation, Fidelity Investments, Scudder Kemper Investments, Liberty Funds Distributor, Inc., Lincoln Investment Management, Inc., MFS-Registered Trademark- Investment Management and OpCap Advisors or any of their affiliated or managed companies (based upon CONTRACTOWNER'S status at the time the contract was purchased.).


The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.)

ACCOUNT FEE


During the accumulation period, we will deduct $35 from the CONTRACT VALUE on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the CONTRACT VALUE upon SURRENDER. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a CONTRACT VALUE that is greater than $100,000.


TRANSFER FEE

We reserve the right to impose a $10 fee for transfers over 12 times during any CONTRACT YEAR. Automatic dollar cost averaging and automatic rebalancing transfers are not included in the limit of twelve transfers.

RIDER CHARGES

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the CONTRACT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from 0% to 4.0%.

OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the underlying fund that are more fully described in the Prospectus for the fund.

ADDITIONAL INFORMATION

The administrative and surrender charges and the account fees described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges.

THE CONTRACTS

PURCHASE OF CONTRACTS

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the PURCHASE PAYMENT will be returned immediately. Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.


WHO CAN INVEST

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The CONTRACTOWNER cannot be older than age 85 at the time of application. The maximum annuitization age is 90.

PURCHASE PAYMENTS


PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum initial PURCHASE PAYMENT is $10,000 for nonqualified contracts and Section 403(b) transfers/rollovers to IRAs; and $2,000 for qualified contracts. The minimum annual amount for additional PURCHASE PAYMENTS for nonqualified and qualified contracts is $100. There is no set maximum for additional PURCHASE PAYMENTS. However, PURCHASE PAYMENTS in excess of $1,000,000 require pre-approval by LINCOLN LIFE. If you stop making PURCHASE PAYMENTS for three consecutive years, and the ANNUITY ACCOUNT VALUE decreases to less than $1,000, we may terminate the contract as allowed by your state's non-forfeiture law for deferred annuities and pay the CONTRACTOWNER an adjusted ANNUITY ACCOUNT VALUE.


We will notify the CONTRACTOWNER at least 30 days in advance of the intended action. During the notification period, the CONTRACTOWNER may make additional PURCHASE PAYMENTS to meet the minimum value requirements and to avoid cancellation of the contract.

VALUATION DATE

ACCUMULATION and ANNUITY units will be valued once daily at the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF PURCHASE PAYMENTS

PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any PURCHASE PAYMENT that can be put into any one variable SUBACCOUNT is $50, or $2,000 for a fixed account. No allocation can be made that would result in a variable SUBACCOUNT of less than $50, or that would result in a fixed account of less than $2,000. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the PURCHASE PAYMENT is received at our home office if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way is not changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS

PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

(1) The total value of the fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus

(2) The liabilities of the SUBACCOUNT at the end of the valuation period; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of SUBACCOUNT units outstanding at the beginning of the valuation period.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the VALUATION PERIOD.

TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values determined at the end of the VALUATION DATE on which the transfer request is received. We reserve the right to impose a $10 fee for transfers after the first 12 times during a CONTRACT YEAR.

The minimum amount that may be transferred between subaccounts is $50 per SUBACCOUNT. If the transfer from a SUBACCOUNT would leave you with less than $50 in the SUBACCOUNT, we may transfer the entire balance of the SUBACCOUNT. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made in writing to our home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE. Telephone transfers will be processed on the VALUATION DATE that they are received when they are received at our customer service center before 4 p.m. New York time.


When thinking about a transfer of CONTRACT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. LINCOLN LIFE may refuse to permit more than twelve transfers in any year and may modify the transfer provisions of the contract. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.



Repeated patterns of frequent transfers are disruptive to the operation of the sub-accounts, and should LINCOLN LIFE become aware of such disruptive practices, LINCOLN LIFE may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the contract.


Payment or transfer may be delayed as permitted by the 1940 Act.


TRANSFERS TO AND FROM A FIXED ACCOUNT ON OR BEFORE THE ANNUITY COMMENCEMENT DATE



You may transfer all or any part of the CONTRACT VALUE from the SUBACCOUNT(S) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the SUBACCOUNT if less than $2,000. However, if a transfer from a SUBACCOUNT would leave you with less than $50 in the SUBACCOUNT, we may transfer the total amount to the fixed side of the contract.



You may also transfer all or any part of the CONTRACT VALUE from a fixed account to the various SUBACCOUNT(S) subject to the following restrictions: (1) the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year and, (2) the minimum amount transferred is $2,000 (or the amount in the fixed account, if less).



Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers in excess of 12 times per contract year. Transfers of all or a portion of a fixed account (other than dollar cost averaging) may be subject to MVA.


Payment or transfer may be delayed as permitted by the 1940 Act.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT in the VAA or to the fixed side of the contract. Those transfers will be limited to three times per CONTRACT year. Currently, there is no charge for those transfers. However, we reserve the right to impose a charge. NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

You may designate a BENEFICIARY during your lifetime and change the BENEFICIARY by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY.


If the contractowner dies before the annuity commencement date, the DEATH BENEFIT will be equal to the greatest of: the CONTRACT VALUE for the valuation period during which the death benefit election becomes effective; the sum of all PURCHASE PAYMENTS less the sum of all withdrawals; or the highest CONTRACT VALUE as of any contract anniversary occurring on or before the CONTRACTOWNER'S 80th birthday, adjusted for any subsequent PURCHASE PAYMENTS, withdrawals and charges made since the contract anniversary.



On or after the CONTRACTOWNER'S 90th birthday, the amount of any DEATH BENEFIT will be the greater of: the CONTRACT VALUE for the valuation period during which the death benefit election becomes effective; or the sum of all PURCHASE PAYMENTS less the sum of all withdrawals.



The amount of the DEATH BENEFIT will be determined as of the date on which we receive all of the following requirements: (1) proof, satisfactory to us, of the death of the CONTRACTOWNER; (2) written election of a method of settlement; and
(3) our receipt of any other required claim forms, fully completed.



Unless the owner has already selected a settlement option, the BENEFICIARY may elect to receive payment of the DEATH BENEFIT either in the form of a lump settlement or an annuity payout.


If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to laws and regulations governing payment of DEATH BENEFITS. If an election has not been made by the end of a 60-day period, a lump sum settlement will be made to the BENEFICIARY at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with the applicable laws and regulations governing payment of DEATH BENEFITS.

Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY.

1. If any BENEFICIARY dies before the CONTRACTOWNER, that BENEFICIARY'S interest will go to any other BENEFICIARIES named, according to their respective interests (There are no restrictions on the BENEFICIARY'S use of the proceeds.); and/or

2. If no BENEFICIARY survives the CONTRACTOWNER, the proceeds will be paid to the CONTRACTOWNER'S estate.

The DEATH BENEFIT payable to the BENEFICIARY must be distributed within five years of the contractowner's DATE OF DEATH unless the BENEFICIARY begins receiving within one year of the CONTRACTOWNER'S death the distribution in the form of a life annuity over an annuity for a designated period not extending beyond the BENEFICIARY'S life expectancy. This payment may be postponed as permitted by the Investment Company Act of 1940.

If the BENEFICIARY is the spouse of the CONTRACTOWNER, then the spouse may elect to continue as owner. If the CONTRACTOWNER is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the CONTRACTOWNER and the above distribution rules will apply.

DEATH OF ANNUITANT

If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE, and the annuitant is not the CONTRACTOWNER, then the CONTRACTOWNER (if a natural person) may select a new ANNUITANT. The CONTRACTOWNER will become the new ANNUITANT until a new person has been selected. If the CONTRACTOWNER is not a natural person, then the death benefit will be based on the ANNUITANT and will be paid upon due proof of the ANNUITANT'S death.

If the ANNUITANT dies after the ANNUITY COMMENCEMENT DATE, the death benefit, if any, will be paid based on the annuity option selected. LINCOLN LIFE will require proof of the ANNUITANT'S death. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to your BENEFICIARY as payouts become due.

SURRENDERS AND WITHDRAWALS

Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the contract or a withdrawal of the CONTRACT VALUE upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the ANNUITY COMMENCEMENT DATE depend upon the annuity option you select.


The amount available upon the surrender/withdrawal is the cash surrender value (CONTRACT VALUE, plus or minus any market value adjustment, less any applicable surrender charges, account fees and premium tax charges) at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total CONTRACT VALUE. As long as surrender charges apply, the maximum amount which can be withdrawn is 15% of your PURCHASE PAYMENTS per year without incurring any surrender charges and the remaining CONTRACT VALUE must be at least $1,000. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.


We may terminate the contract, if your PURCHASE PAYMENT'S frequency or your CONTRACT'S VALUE falls below your state's minimum standards.


DELAY OF PAYMENTS



Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.


REINVESTMENT PRIVILEGE

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

The commissions paid to dealers are a maximum of 6.50% of each PURCHASE PAYMENT. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual CONTRACT VALUES. LINCOLN LIFE will incur all other promotional or distribution expenses associated with the marketing of the contracts. These commissions are not deducted from PURCHASE PAYMENTS or CONTRACT VALUE, they are paid by us.

OWNERSHIP

As CONTRACTOWNER, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified CONTRACTS may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified CONTRACTS may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment, an assignment affects the death benefit calculated under our contract. Consult your tax advisor about the tax consequence of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LINCOLN LIFE. Questions about your contract should be directed to us at 1-888-868-2583.

ANNUITY PAYOUTS

When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATEpermitted by law which is usually on or before the CONTRACTOWNER'S 90th birthday. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in the Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified.)


The contract provides optional forms of payouts of annuities (annuity options), some of which is payable on a variable basis, fixed basis or a combination of both as you specify. The contract provides that all or part of the CONTRACT VALUE may be used to purchase an annuity. You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE

IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The guarantee period is selected by the CONTRACTOWNER.


JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a joint ANNUITANT. The payouts continue during the lifetime of the survivor.


JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a joint ANNUITANT. The payout continues during the lifetime of the survivor. The designated period is elected by the CONTRACTOWNER.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY WITH GUARANTEED PERIOD. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the ANNUITANTS die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

LIFE ANNUITY WITH UNIT REFUND. This option offers VARIABLE ANNUITY benefit payments that will be made for the lifetime of the ANNUITANT with the guarantee that upon death, should (a) the number of ANNUITY UNITS purchased, as determined by dividing the total dollar amount applied to purchase this option by the ANNUITY UNIT VALUE at the ANNUITY COMMENCEMENT DATE be greater than (b) the number of ANNUITY UNITS paid in each variable annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the number of ANNUITY UNITS determined by (a) minus (b) will be made. The refund payment value will be determined using the ANNUITY UNIT VALUE on the date the death claim is approved by us and payment is made after LINCOLN LIFE is in receipt of: (1) proof, satisfactory to LINCOLN LIFE, of the death;
(2) written authorization for payment; and (3) all claim forms, fully completed.

LIFE ANNUITY WITH CASH REFUND. This option offers fixed ANNUITY benefit payments that will be made for the lifetime of the ANNUITANT with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of ANNUITY benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after LINCOLN LIFE is in receipt of:
(1) proof, satisfactory to LINCOLN LIFE, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.


GENERAL INFORMATION


Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable ANNUITY PAYOUTS, including options that may be offered that do not have a life contingency and therefore no mortality risk.


The ANNUITY COMMENCEMENT DATE is usually on or before the CONTRACTOWNER'S 90th birthday. You may change the ANNUITY COMMENCEMENT DATE, change the annuity option or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If you have not already chosen an annuity payout option, the BENEFICIARY of the death benefit may choose any annuity payout option.


Unless you select another option, the contract automatically provides for a life annuity with ANNUITY PAYOUTS guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in case of joint life annuity) will be paid to your BENEFICIARY as payouts become due.

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined using:

  1.  The CONTRACT VALUE on the ANNUITY COMMENCEMENT DATE;

  2.  The annuity tables contained in the contract;

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  3.  The annuity option selected; and

  4.  The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

  1.  Determine the dollar amount of the first periodic payout; then

  2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

  3.  Calculate the value of the ANNUITY UNITS each period thereafter.


We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


FIXED SIDE OF THE CONTRACT

PURCHASE PAYMENTS allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to a MVA (see market value adjustment below) and Charges and other deductions -- Surrender charge. The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to a fixed account plus interest of 3.0% per year, less surrender charges and account fees, if any.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.


GUARANTEED PERIODS



The owner may allocate PURCHASE PAYMENTS to one or more fixed accounts with guaranteed periods of 1, 3, 5, 7, or 10 years. LINCOLN LIFE may offer a fixed account for a period of less than one year for the purpose of dollar cost averaging. Each PURCHASE PAYMENT allocated to a fixed account will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed account. A fixed account guarantee period ends on the date after the number of calendar years in the fixed account's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the compound annual rate determined on the first day of the fixed account guaranteed period. Amounts transferred or withdrawn from a fixed account prior to the end of the guaranteed period will be subject to the MVA. Each guaranteed period PURCHASE PAYMENT amount will be treated separately for purposes of determining any applicable market value adjustment. Any amount withdrawn from a fixed account may be subject to any applicable surrender charges, account fees or premium taxes.


LINCOLN LIFE will notify the CONTRACTOWNER in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed account guaranteed period of the same duration as the previous fixed account guaranteed period will begin automatically at the end of the previous guaranteed period, unless LINCOLN LIFE receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed account or to a variable subaccount from among those being offered by LINCOLN LIFE. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per CONTRACT YEAR or the additional fixed account transfer restrictions.

                                                                              21
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MARKET VALUE ADJUSTMENT



Any surrender or transfer of a fixed account guaranteed period amount before the end of the guaranteed period (other than Dollar Cost Averaging transfers) will be subject to a market value adjustment (MVA). A surrender or transfer effective upon the expiration date of the guaranteed period will not be subject to an MVA. The MVA will be applied to the amount being surrendered or transferred. The MVA will be applied after the deduction of any applicable account fees and before any applicable surrender or transfer charges. In general, the MVA reflects the relationship between the index rate in effect at the time a PURCHASE PAYMENT is allocated to a fixed account's guaranteed period under the contract and the index rate in effect at the time of the PURCHASE PAYMENT'S surrender or transfer. It also reflects the time remaining in the fixed account's guaranteed period. If the index rate at the time of the surrender or transfer is lower than the index rate at the time the PURCHASE PAYMENT was allocated, then the application of the MVA will generally result in a higher payment at the time of the surrender or transfer. Similarly, if the index rate at the time of surrender or transfer is higher than the index rate at the time of the allocation of the PURCHASE PAYMENT, then the application of the MVA will generally result in a lower payment at the time of the surrender or transfer. The index rate is published by the Federal Reserve Board.


The MVA is calculated as follows:

where:                        (1+A)TO THE POWER OF n
                                     ------
                             (1+B)TO THE POWER OF n

A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the SUBACCOUNT'S guaranteed period, determined at the beginning of the guaranteed period.


B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal/reserve) for a security with time to maturity equal to the SUBACCOUNT'S guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative MVA.


N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 = (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.


See the SAI for examples of the application of the MVA.


Additional adjustments may be included in this calculation that can positively or negatively affect the MVA. The adjustments represent the direct and indirect costs LINCOLN LIFE can incur due to the liquidation of general assets in order to satisfy surrender requests.

FEDERAL TAX MATTERS

INTRODUCTION

The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA.


TAX DEFERRAL ON EARNINGS

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirement must be satisfied:

- An individual must own the contract (or the tax law must treat the contract as owned by an individual).

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- Your right to choose particular investments for a contract must be limited.

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
- The ANNUITY COMMENCEMENT DATE must not occur near the end of the ANNUITANT'S life expectancy.

CONTRACTS NOT OWNED BY THE INDIVIDUAL

If a contract is owned by an entity (rather than an individual), the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED

For a contract to be treated as an annuity for Federal Income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the CONTRACT VALUE over the contract PURCHASE PAYMENTS. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

RESTRICTIONS

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate CONTRACT VALUES among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

AGE AT WHICH ANNUITY PAYOUTS BEGIN

Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If ANNUITY PAYOUTS under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the CONTRACT VALUE over the PURCHASE PAYMENTS of the contract.

TAX TREATMENT OF PAYMENTS

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your CONTRACT VALUE until there is a distribution from your contract.

TAXATION OF WITHDRAWALS AND SURRENDERS

You will pay tax on withdrawals to the extent your CONTRACT VALUE exceeds your PURCHASE PAYMENTS in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your PURCHASE PAYMENTS. In certain circumstances, your PURCHASE PAYMENTS are reduced by amounts received from your contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS

The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary income tax rates) and treats a portion as a nontaxable return of your PURCHASE PAYMENTS in the contract. We will notify you annually of the taxable amount of your ANNUITY PAYOUT. Once you have recovered the total amount of the PURCHASE payment in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount of the PURCHASE PAYMENTS in the contract has been received, the amount not received generally will be deductible.

TAXATION OF DEATH BENEFITS

We may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.

- Death prior to the ANNUITY COMMENCEMENT DATE

    - If the beneficiary receives DEATH BENEFITS under an ANNUITY PAYOUT option, they are taxed in the same manner as ANNUITY PAYOUTS.

    - If the BENEFICIARY does not receive DEATH BENEFITS under an ANNUITY PAYOUT option, they are taxed in the same manner as a withdrawal.

- Death after the ANNUITY COMMENCEMENT DATE

    - If DEATH BENEFITS are received in accordance with the existing ANNUITY PAYOUT option, they are excludible from income if they do not exceed the PURCHASE PAYMENTS not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the PURCHASE PAYMENTS not previously received are included in income.

    - If DEATH BENEFITS are received in a lump sum, the tax law imposes tax on the amount of DEATH BENEFITS which exceeds the amount of PURCHASE not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS OR ANNUITY PAYOUTS

The tax code may impose a 10% penalty tax on any distribution from you contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders or ANNUITY PAYOUTS that:

- You receive on or after you reach age 59 1/2,

- You receive because you became disabled (as defined in the tax law),

- A beneficiary receives on or after your death, or

- You receive as a series of substantially equal periodic payments for you life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described above.

LOANS AND ASSIGNMENTS

Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your CONTRACT VALUE, as a withdrawal of such amount or portion.

GIFTING A CONTRACT


If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value to the extent that it exceeds your PURCHASE PAYMENTS not previously received, the new owner's PURCHASE PAYMENTS in the contract would then be increased to reflect the amount included in your income.


LOSS OF INTEREST DEDUCTION

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

QUALIFIED RETIREMENT PLANS

We are also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts". We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS

Currently, we issue contracts in connection with the following types of qualified plans:

- Individual Retirement Accounts and Annuities ("Traditional IRAs")

- Roth IRAs


We may issue contracts in connection with the following types of qualified plans:


- Simplified Employee Pensions ("SEPs")

- Savings Incentive Matched Plan for Employees ("Simple 401(k) plans")

- Public school system and tax-exempt organization annuity plans ("403(b) plans")

- Qualified corporate employee pension and profit sharing plans ("401(a)") and qualified annuity plans ("403(a) plans")

- Self-employed individual plans ("H.R. 10 plans" or Keogh Plans")

- Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

TAX TREATMENT OF QUALIFIED CONTRACTS

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

- Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

- Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the ANNUITANT must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

- Loans are allowed under certain types of qualified plans, but Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan duration, and the manner of repayment. Your contract or plan may not permit loans.

TAX TREATMENT OF PAYMENTS

Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include PURCHASE PAYMENTS that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for PURCHASE PAYMENTS. There are exceptions, For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS

The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or ANNUITY PAYOUT:

- received on or after the annuitant reaches age 59 1/2,

- received on or after the ANNUITANT'S death or because of the ANNUITANT'S disability (as defined in the tax law),

- received as a series of substantially equal periodic payments for the ANNUITANT'S life or (life expectancy), or

- received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS

In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the fund. The voting will be done according to the instructions of CONTRACTOWNERS who have interests in the SUBACCOUNTS which invest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a SUBACCOUNT will receive proxy voting material, reports and other materials relating to the trust. Since the fund engages in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares. See Sale of fund shares by the fund.

DISTRIBUTION OF THE CONTRACTS

LINCOLN LIFE is the distributor and principal underwriter of the contracts. Under an agreement with LINCOLN LIFE, Delaware Distributors, L.P. ("DDLP") will act as wholesaler and will assist LINCOLN LIFE in forming the selling group. DDLP will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by our properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LINCOLN LIFE and have been licensed by state insurance departments to represent us. LINCOLN LIFE will offer the contracts in all states it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return PURCHASE PAYMENTS. With respect to the VAA, except as explained in the following paragraph, we will return the CONTRACT VALUE as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No surrender charge will be assessed. A PURCHASER WHO PARTICIPATES IN THE VAA

IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.


Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required that Act or any other applicable law or regulation.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as files with the SEC.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


Lincoln National Variable Annuity Account E and Lincoln Life Flexible Premium Variable Life Accounts F,G and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln National Life Insurance Co. (LINCOLN LIFE) which also invest in the fund. The fund also offers shares of the funds to other segregated investment accounts.


PREPARING FOR THE YEAR 2000



Many existing computer programs use only two digits in the date field to identify the year. If left uncorrected these programs, which were designed and developed without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing dates after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and store the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K", and the "Millenium Bug".



The Year 2000 Problem affects virtually all computer programs worldwide. It can cause a computer system to suddenly stop operating. It can also result in a computer corrupting vital company records, and the problem could go undetected for a long time. For our products, if left unchecked it could cause such problems as PURCHASE PAYMENT collection and deposit errors; claim payment difficulties; accounting errors; erroneous unit values; and difficulties or delays in processing transfers, surrenders and withdrawals. In a worst case scenario, this could result in a material disruption to the operations both of LINCOLN LIFE and of Delaware Service Company Inc. (Delaware), the provider of the accounting and valuation services for the VAA.



However, both companies are wholly owned by Lincoln National Corporation (LNC), which has had Year 2000 processes in place since 1996. LNC projects aggregate expenditures in excess of $92 million for its Y2K efforts through the year 2000. Both LINCOLN LIFE and Delaware have dedicated Year 2000 teams and steering committees that are answerable to their counterparts in LNC.



In light of the potential problems discussed above, LINCOLN LIFE, as part of its Year 2000 updating process, has assumed responsibility for correcting all high-priority Information Technology (IT) systems which service the VAA. Delaware is responsible for updating all its high-priority IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized into four phases:



- awareness-raising and inventory of all assets (including third-party agent and vendor relationships)

- assessment and high-level planning and strategy



- remediation of affected systems and equipment; and



- testing to verify Year 2000 readiness.



Both companies are currently on schedule to have their high-priority IT systems remediated and tested to demonstrate readiness by June 30, 1999. During the third and fourth quarters of 1999 additional testing of the environment will continue. Both companies are currently on schedule to have their high-priority non-IT systems (elevators, heating and ventilation, security systems, etc.) remediated and tested by October 31, 1999.



The work on Year 2000 issues has not suffered significant delays; however, some uncertainty remains. Specific factors that give rise to this uncertainty include (but are certainly not limited to) a possible loss of technical resources to perform the work; failure to identify all susceptible systems; and non-compliance by third parties whose systems and operations impact LINCOLN LIFE. In a report dated February 26, 1999, entitled, INVESTIGATING THE IMPACT OF THE YEAR 2000 TECHNOLOGY PROBLEM, S. Prt. 106-10, the U.S. Senate Special Committee on the Year 2000 Technology Problem expressed its concern that "Financial services firms . . . are particularly vulnerable to . . . the risk that a material customer or business partner will fail, as a result of the computer problems, to meet its obligations".



One important source of uncertainty is the extent to which the key trading partners of LINCOLN LIFE and of Delaware will be successful in their own remediation and testing efforts. LINCOLN LIFE and Delaware have been monitoring the progress of their trading partners; however, the efforts of these partners are beyond our control.



LINCOLN LIFE and Delaware expect to have completed their necessary remediation and testing efforts prior to December 31, 1999. However, given the nature and complexity of the problem, there can be no guarantee by either company that there will not be significant computer problems after December 31, 1999.



LEGAL PROCEEDINGS



LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of LINCOLN LIFE.



LINCOLN LIFE is presently defending three lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

LINCOLN LIFE VARIABLE ANNUITY
ACCOUNT N (DELAWARE-LINCOLN CHOICEPLUS) (REGISTRANT)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read along with the Prospectus of Lincoln Life Variable Annuity Account N (Delaware-Lincoln ChoicePlus) dated May 1, 1999. You may obtain a copy of the Delaware-Lincoln ChoicePlus Prospectus on request and without charge. Please write Delaware-Lincoln ChoicePlus, The Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

TABLE OF CONTENTS

ITEM                                           PAGE
------------------------------------------------------
General information and history of Lincoln
  Life                                             B-2
Special terms                                      B-2
Services                                           B-2
Principal underwriter                              B-2

ITEM                                           PAGE
------------------------------------------------------

Purchase of securities being offered               B-2
Calculation of investment results                  B-2
Annuity payouts                                    B-6
Advertising and sales literature                   B-7
Financial statements                               B-9

THIS SAI IS NOT A PROSPECTUS.
The date of this SAI is May 1, 1999

GENERAL INFORMATION AND HISTORY OF THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (LINCOLN LIFE)

The Lincoln National Life Insurance Company (LINCOLN LIFE), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. LINCOLN LIFE is wholly owned by Lincoln National Corp.
(LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term VALUATION DATE the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring before or just after the holiday.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VARIABLE ANNUITY ACCOUNT (VAA) and the statutory-basis financial statements of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are to be maintained for the VAA are maintained by LINCOLN LIFE or by third parties responsible to LINCOLN LIFE. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service.

PRINCIPAL UNDERWRITER

LINCOLN LIFE is the principal underwriter for the contracts, which are offered continuously. Delaware Distributors, L.P. will perform certain marketing and other ancillary functions as described in the Prospectus.

Sales charges and exchange privileges under the contracts are described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling LINCOLN LIFE products; through independent insurance brokers; and through certain securities brokers/ dealers selected by LINCOLN LIFE whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or surrender charges may be waived.

There are exchange privileges between subaccounts, and between the VAA and LINCOLN LIFE'S general account (see The Contract--Transfers of accumulation units between SUBACCOUNTS in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

The offering of the contract is continuous.

CALCULATION OF INVESTMENT RESULTS

The paragraphs set forth below represent performance information for the VAA and the SUBACCOUNTS calculated in several different ways.

MONEY MARKET SUBACCOUNT

  1.  Seven-day yield: 2.82%.
      Length of base period used in computing yield: 7 days

  2. The yield reported above and in the table of condensed information in the Prospectus is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1998; then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor 365/7. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gain and losses from the sale of securities.

PERFORMANCE OF THE VAA AND SUBACCOUNTS

Paragraph A is commonly referred to as "standard performance" because it is the formula used to calculate performance in accordance with that prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in certain advertising material that discusses the performance of the VAA and the SUBACCOUNTS. Paragraph B shows non-standard performance of the SUBACCOUNTS over the periods indicated in the tables set forth in the paragraph, adjusted to reflect the recurring charges and expenses associated with the contracts.

(A) STANDARD PERFORMANCE -- FORMULAS:

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula--

                        P(1+T)TO THE POWER OF n  =  ERV

Where:  P  =  a hypothetical initial PURCHASE PAYMENT of $1,000
       T = average annual total return for the period in question n = number of years
       ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or 10-year period in questions (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been charged to CONTRACTOWNER accounts; (2) all applicable non-recurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question.

(B) NON-STANDARD SUBACCOUNT PERFORMANCE ADJUSTED FOR NON-RECURRING CONTRACT EXPENSE CHARGES

The examples below show, for the various SUBACCOUNTS of the VAA, non-standard performance for the stated periods. These figures are calculated as if the SUBACCOUNTS had commenced activity at the same time as the underlying funds

SUBACCOUNT PERFORMANCE (ADJUSTED FOR CONTRACT EXPENSE CHARGES)

                                                   1-YEAR       3-YEAR       5-YEAR        10-YEAR
                                         YTD       PERIOD       PERIOD       PERIOD        PERIOD      LIFETIME
                                      ---------  -----------  -----------  -----------  -------------  ---------
AIM V.I. Growth Fund................     32.25%      32.25%       24.42%       19.74%        N/A          19.17%
(as if commenced activity 5/05/93)
AIM V.I. International Equity            13.87%      13.87%       12.43%        9.77%        N/A          11.77%
  Fund..............................
(as if commenced activity 5/05/93)
AIM V.I. Value Equity Fund..........     30.56%      30.56%       21.77%       20.00%        N/A          20.18%
(as if commenced activity 5/05/93)
BT Equity 500 Index Fund............     26.92%      26.92%       N/A          N/A           N/A          22.50%
(as if commenced activity 10/01/97)
Delaware Premium Growth and Income        9.80%       9.80%       19.18%       17.48%        12.13%       11.71%
  Series............................
(formerly known as Decatur Total
  Return)
(as if commenced activity 7/28/88)
Delaware Premium Delchester              (3.33%)     (3.33%)       6.40%        5.62%         8.01%        7.95%
  Series............................
(as if commenced activity 7/28/88)
Delaware Premium Devon Series.......     22.32%      22.32%       N/A          N/A           N/A          29.67%
(as if commenced activity 5/01/97)
Delaware Premium Emerging Markets       (33.42%)    (33.42%)      N/A          N/A           N/A         (27.43%)
  Series............................
(as if commenced activity 5/01/97)
Delaware Premium International            8.79%       8.79%       10.61%        9.00%        N/A           9.59%
  Equity Series.....................
(as if commenced activity 10/29/92)
Delaware Premium REIT Series........     N/A         N/A          N/A          N/A           N/A          (9.85%)
(as if commenced activity 5/18/98)

                                                   1-YEAR       3-YEAR       5-YEAR        10-YEAR
                                         YTD       PERIOD       PERIOD       PERIOD        PERIOD      LIFETIME
                                      ---------  -----------  -----------  -----------  -------------  ---------
Delaware Premium Small Cap Value         (6.12%)     (6.12%)      14.13%       12.53%        N/A          12.96%
  Series............................
(as if commenced activity 12/27/93)
Delaware Premium Social Awareness        13.85%      13.85%       N/A          N/A           N/A          24.85%
  Series............................
(as if commenced activity 5/01/97)
Delaware Premium Trend Series.......     14.42%      14.42%       14.49%       15.14%        N/A          15.55%
(as if commenced activity 12/27/93)
Dreyfus Variable Fund Small Cap          (4.78%)     (4.78%)      N/A          11.30%        N/A          35.32%
  Portfolio.........................
(as if commenced activity 8/31/90)
Fidelity VIP Equity-Income               10.08%      10.08%       16.14%       17.12%        14.01%       12.74%
  Portfolio.........................
(as if commenced activity 10/9/86)
Fidelity VIP Growth Portfolio.......     37.55%      37.55%       23.73%       20.04%        17.74%       15.71%
(as if commenced activity 10/9/86)
Fidelity VIP Overseas Portfolio.....     11.18%      11.18%       10.91%        8.17%         8.55%        7.08%
(as if commenced activity 1/28/87)
Fidelity VIP III Growth                  22.85%      22.85%       22.45%       N/A           N/A          24.53%
  Opportunities Portfolio...........
(as if commenced activity 1/3/95)
Kemper Variable Small Cap Growth         16.89%      16.89%       24.81%       N/A           N/A          22.40%
  Portfolio.........................
(as if commenced activity 5/02/94)
Kemper Variable Government                5.32%       5.32%        4.58%        5.18%         6.83%        6.32%
  Securities Portfolio..............
(as if commenced activity 9/03/87)
Liberty Variable Trust Colonial U.S.     18.49%      18.49%       22.92%          N/A        N/A          22.22%
  Stock Fund........................
(as if commenced activity 7/5/94)
Liberty Variable Trust Newport Tiger     (7.76%)     (7.76%)     (11.64%)      N/A           N/A          (6.35%)
  Fund..............................
(as if commenced activity 5/1/95)
Lincoln National Bond Fund..........      8.04%       8.04%        5.50%        5.43%         7.64%        9.51%
(as if commenced activity 12/28/81)
Lincoln National Money Market Fund..      3.65%       3.65%        3.62%        3.48%         3.89%        5.16%
(as if commenced activity 1/07/82)
MFS Variable Trust Emerging Growth       32.23%      32.23%       22.45%       N/A           N/A          24.80%
  Series............................
(as if commenced activity 7/24/95)
MFS Variable Trust Research              21.63%      21.63%       20.32%       N/A           N/A          20.84%
  Series............................
(as if commenced activity 7/26/95)
MFS Variable Trust Total Return          10.76%      10.76%       14.33%       N/A           N/A          17.08%
  Series............................
(as if commenced activity 1/3/95)
MFS Variable Trust Utilities             16.40%      16.40%       20.89%       N/A           N/A          23.64%
  Series............................
(as if commenced activity 1/3/95)
OCC Trust Global Equity Portfolio...     11.70%      11.70%       12.52%       N/A           N/A          14.36%
(as if commenced activity 3/1/95)
OCC Trust Managed Portfolio.........      5.62%       5.62%       15.49%       17.48%        17.69%       17.35%
(as if commenced activity 8/1/88)

*   The lifetime of each SUBACCOUNT is less than the complete period indicated.

See the date the SUBACCOUNT commenced activity under its name.

The length of the periods and the last day of each period used in the above table are set out in the table heading and in the footnotes above.

WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT EXAMPLES

The following example illustrates the detailed calculations for a $50,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the "MVA" and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 account fee, but that fee is waived if the annuity account value at the end of a contract year is $100,000 or more. The results would be slightly different in the states where the annual fee is less than $35.

                           WITHDRAWAL CHARGE EXAMPLE

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

Single Premium...............................................  $50,000
Premium Taxes................................................  None
Withdrawals..................................................  None
Guaranteed Period............................................  5 years
Guaranteed Interest Rate.....................................  4.50%
Annuity Date.................................................  Age 70
Index Rate A.................................................  5.00%
Index Rate B.................................................  6.00% End of contract year
                                                               1
                                                               5.50% End of contract year
                                                               2
                                                               5.00% End of contract year
                                                               3
                                                               4.00% End of contract year
                                                               4
Percentage Adjustment to Index Rate B........................  0.50%

                          SURRENDER VALUE CALCULATION

                         (1)         (2)            (3)            (4)          (5)          (6)          (7)
                       ANNUITY   INDEX RATE      ADJUSTED        MINIMUM    GREATER OF    SURRENDER    SURRENDER
CONTRACT YEAR           VALUE      FACTOR      ANNUITY VALUE      VALUE      (3) & (4)     CHARGE        VALUE
--------------------  ---------  -----------  ---------------  -----------  -----------  -----------  -----------
1...................  $  52,215    0.944841     $    49,335     $  51,465    $  51,465    $   3,500    $  47,965
2...................  $  54,530    0.971964     $    53,001     $  52,974    $  53,001    $   3,500    $  50,001
3...................  $  56,949    1.000000     $    56,949     $  54,528    $  56,949    $   2,500    $  54,449
4...................  $  59,476    1.004785     $    59,761     $  56,129    $  59,761    $   2,000    $  57,761
5...................  $  62,118      NA         $    62,118     $  57,778    $  62,118    $   1,500    $  60,618

                           ANNUITY VALUE CALCULATION

CONTRACT YEAR
----------------------------------------
1.......................................  $50,000  X  1.045  -  $35  =  $52,215
2.......................................  $52,215  X  1.045  -  $35  =  $54,530
3.......................................  $54,530  X  1.045  -  $35  =  $56,949
4.......................................  $56,949  X  1.045  -  $35  =  $59,476
5.......................................  $59,476  X  1.045  -  $35  =  $62,118

                          SURRENDER CHARGE CALCULATION

CONTRACT YEAR                                                                        SC FACTOR   SURRENDER CHG
-----------------------------------------------------------------------------------  ---------  ---------------
1..................................................................................    0.07         $3,500
2..................................................................................    0.06         $3,000
3..................................................................................    0.05         $2,500
4..................................................................................    0.04         $2,000
5..................................................................................    0.03         $1,500

                        MARKET VALUE ADJUSTMENT EXAMPLE

                        INTEREST RATE FACTOR CALCULATION

                                                                    ADJ. INDEX
CONTRACT YEAR                                  INDEX A    INDEX B        B           N       RESULT
--------------------------------------------  ---------  ---------  -----------     ---     ---------
1...........................................    5.00%      6.00%       6.50%         4      0.944841
2...........................................    5.00%      5.50%       6.00%         3      0.971964
3...........................................    5.00%      5.00%       5.00%         2      1.000000
4...........................................    5.00%      4.00%       4.50%         1      1.004785
5...........................................    5.00%       N/A         N/A         N/A        N/A

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR
--------------------------------
1...............................  $50,000  X  1.03  -  $35  =  $51,465
2...............................  $51,465  X  1.03  -  $35  =  $52,974
3...............................  $52,974  X  1.03  -  $35  =  $54,528
4...............................  $54,528  X  1.03  -  $35  =  $56,129
5...............................  $56,129  X  1.03  -  $35  =  $57,778

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined on the basis of: (1) the dollar value of the contract on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the CONTRACT; (3) the type of ANNUITY OPTION selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable ANNUITY PAYOUTS, LINCOLN LIFE makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION UNITS credited under the contract valued as of the ANNUITY COMMENCEMENT DATE (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the ANNUITY COMMENCEMENT DATE. This day of the month will become the day on which all future ANNUITY PAYOUTS will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 4% interest rate stated above is the measuring point for subsequent ANNUITY PAYOUTS. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, ANNUITY PAYOUTS will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law. At an ANNUITY COMMENCEMENT DATE, the contract is credited with ANNUITY UNITS for each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first periodic payout by the value of an ANNUITY UNIT in each subaccount selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payout is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS I each SUBACCOUNT by the appropriate ANNUITY UNIT value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's ANNUITY UNIT will be set initially at $1.0. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined by multiplying the SUBACCOUNT ANNUITY UNIT value for the immediately preceding VALUATION DATE by the product of:

  (a) The net investment factor of the SUBACCOUNT for the VALUATION PERIOD for which the ANNUITY UNIT value is being determined, and

  (b) A factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days prior to the payment date in order to permit calculation of amounts of ANNUITY PAYOUTS and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

LINCOLN LIFE may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials.

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which LINCOLN LIFE intends to refer.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed companies, both mutual and stock.

EAFE INDEX is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing 1,000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance financial strength rating is a an opinion of an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (VARIABLE ANNUITY RESEARCH DATA SERVICE) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S INDEX -- A broad-based measurement of U.S. stock-market performance based on the weighted performance of 500 common stocks of leading company's and leading industries, commonly known as the Standard & Poor's (S&P
500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

RUSSELL 1000 INDEX -- Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.

RUSSELL 2000 INDEX -- Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3000 of the largest US companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX -- This is a measurement of the movement of approximately 4,200 corporate, publicated traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX -- Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX -- This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY EMERGING MARKETS FREE INDEX -- A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

MORGAN STANLEY WORLD CAPITAL INTERNATIONAL WORLD INDEX -- A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

MORGAN STANLEY PACIFIC BASIN (EX-JAPAN) INDEX -- An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

NAREIT EQUITY REIT INDEX -- All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX -- A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

SALOMON BROTHERS 90 DAY TREASURY-BILL INDEX -- Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

STANDARD AND POOR'S INDEX (S&P 400) -- Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

STANDARD AND POOR'S UTILITIES INDEX -- The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

NASDAQ-QTC PRICE INDEX -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- A price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the SERIES funds, LINCOLN LIFE intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax advantage of the VARIABLE ANNUITY ACCOUNT over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

INTERNET. An electronic communications network which may be used to provide information regarding LINCOLN LIFE, performance of the subaccounts and advertisement literature.

DOLLAR-COST AVERAGING. (DCA) -- You may systematically transfer on a monthly basis amounts from certain SUBACCOUNTS, or the fixed side of the contract into the SUBACCOUNTS. You may elect to participate in the DCA program at the time of application or at anytime before the ANNUITY COMMENCEMENT DATE by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the ANNUITY COMMENCEMENT DATE;
(2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or MVA which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

AUTOMATIC WITHDRAWAL SERVICE. (AWS) -- AWS provides an automatic, periodic withdrawal of CONTRACT VALUE to you. You may elect to participate in AWS at the time of application or at any time before the ANNUITY COMMENCEMENT DATE by sending a written request to our home office. The minimum CONTRACT VALUE required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Charges and other deductions -- Surrender charge. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

ACCOUNT REBALANCING. Account rebalancing is an option which, if elected by the CONTRACTOWNER, restores to a pre-determined level the percentage of CONTRACT VALUE allocated to each variable account SUBACCOUNT (e.g., 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The account rebalancing allocation may be changed at any time by submitting a request to LINCOLN LIFE.

If account rebalancing is elected, all PURCHASE PAYMENTS allocated to the variable account SUBACCOUNTS must be subject to account rebalancing. The fixed account SUBACCOUNT is not available for account rebalancing.

Account rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the CONTRACTOWNER. Once the account rebalancing option is activated, any variable account SUBACCOUNT transfers executed outside of the account rebalancing option will terminate the account rebalancing option. Any subsequent PURCHASE PAYMENT or withdrawal that modifies the account balance within each variable account SUBACCOUNT may also cause termination of the account rebalancing option. Any such termination will be confirmed to the CONTRACTOWNER. The CONTRACTOWNER may terminate the account rebalancing option or re-enroll at any time by calling or writing LINCOLN LIFE.

The account rebalancing program is not available following the ANNUITY COMMENCEMENT DATE. Currently, there is no charge for this service. However, we reserve the right to impose one.

LINCOLN LIFE'S CUSTOMERS. More than one million individuals and 10,000 employers trust LINCOLN LIFE to help them plan for retirement. They're in good company with a good company, a company known for financial strength and superior service. As a member of the Insurance Marketplace Standards Association (IMSA), we are committed to upholding strong business ethics.

LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at December 31, 1998 LINCOLN LIFE had statutory-basis admitted assets of over $70 billion.

FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appear on the following pages.

                 (This page has been left blank intentionally.)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1998

                                                    AIM V.I.                       BANKER'S        LIBERTY
                                          AIM V.I.  INTERNATIONAL    AIM V.I.      TRUST EQUITY    COLONIAL
                                          GROWTH    EQUITY           VALUE         500 INDEX       US STOCK
                             COMBINED     FUND      FUND             FUND          FUND            FUND
------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $5,952,315)       $ 6,020,270  $     --     $     --      $        --      $     --      $    --
  Investments at
     Market--Unaffiliated
     (Cost $5,669,345)         5,838,033   278,180       76,763          404,765       945,573       19,120
---------------------------  -----------  --------  --------------   -----------   -------------   ---------
TOTAL INVESTMENTS             11,858,303   278,180       76,763          404,765       945,573       19,120
---------------------------
  Dividend Receivable              1,018        --           --               --            --           --
TOTAL ASSETS                  11,859,321   278,180       76,763          404,765       945,573       19,120
---------------------------
LIABILITY--
Payable to The Lincoln
   National Life Insurance
   Company                           443        10            3               14            36            1
---------------------------  -----------  --------  --------------   -----------   -------------   ---------
NET ASSETS                   $11,858,878  $278,170     $ 76,760      $   404,751      $945,537      $19,119
---------------------------  -----------  --------  --------------   -----------   -------------   ---------
                             -----------  --------  --------------   -----------   -------------   ---------
Percent of net assets             100.00%     2.35%        0.65%            3.41%         7.97%        0.16%
---------------------------  -----------  --------  --------------   -----------   -------------   ---------
                             -----------  --------  --------------   -----------   -------------   ---------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation
     period                                 25,033        7,468           37,007        91,329        1,839
Unit value                                $ 11.112     $ 10.278      $    10.937      $ 10.353      $10.395
                                          --------  --------------   -----------   -------------   ---------
---------------------------
NET ASSETS                                $278,170     $ 76,760      $   404,751      $945,537      $19,119
                                          --------  --------------   -----------   -------------   ---------
                                          --------  --------------   -----------   -------------   ---------
---------------------------

                                          FIDELITY                            FIDELITY
                                          VIP         FIDELITY    FIDELITY    VIP III          KEMPER
                             DREYFUS      EQUITY      VIP         VIP         GROWTH           SMALL CAP
                             SMALL CAP    INCOME      GROWTH      OVERSEAS    OPPORTUNITIES    GROWTH
                             PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $5,952,315)        $     --    $      --   $      --   $      --      $     --        $    --
  Investments at
     Market--Unaffiliated
     (Cost $5,669,345)         135,529      377,902     451,647     135,429       665,200         49,365
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
TOTAL INVESTMENTS              135,529      377,902     451,647     135,429       665,200         49,365
---------------------------
  Dividend Receivable               --           --          --          --            --             --
TOTAL ASSETS                   135,529      377,902     451,647     135,429       665,200         49,365
---------------------------
LIABILITY--
Payable to The Lincoln
   National Life Insurance
   Company                           5           15          17           5            23              1
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
NET ASSETS                    $135,524    $ 377,887   $ 451,630   $ 135,424      $665,177        $49,364
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
                             ----------   ---------   ---------   ---------   --------------   ----------
Percent of net assets             1.14%        3.19%       3.81%       1.14%         5.61%          0.42%
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
                             ----------   ---------   ---------   ---------   --------------   ----------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation
     period                     12,648       37,412      42,588      13,400        64,024          4,482
Unit value                    $ 10.715    $  10.101   $  10.605   $  10.106      $ 10.389        $11.014
                             ----------   ---------   ---------   ---------   --------------   ----------
---------------------------
NET ASSETS                    $135,524    $ 377,887   $ 451,630   $ 135,424      $665,177        $49,364
                             ----------   ---------   ---------   ---------   --------------   ----------
                             ----------   ---------   ---------   ---------   --------------   ----------
---------------------------

See accompanying notes.

                             LIBERTY     DELAWARE                                  DELAWARE    DELAWARE
                             COLONIAL    PREMIUM         DELAWARE     DELAWARE     PREMIUM     PREMIUM          DELAWARE
                             NEWPORT     DECATUR         PREMIUM      PREMIUM      EMERGING    INTERNATIONAL    PREMIUM
                             TIGER       TOTAL RETURN    DELCHESTER   DEVON        MARKETS     EQUITY           REAL ESTATE
                             FUND        SERIES          SERIES       SERIES       SERIES      SERIES           SERIES
----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $5,952,315)       $      --      $231,121     $  412,238   $  456,037    $14,702        $18,226        $ 95,780
  Investments at
     Market--Unaffiliated
     (Cost $5,669,345)          16,793            --             --           --         --             --              --
---------------------------  ---------   -------------   ----------   ----------   ---------       -------      ------------
TOTAL INVESTMENTS               16,793       231,121        412,238      456,037     14,702         18,226          95,780
---------------------------
  Dividend Receivable               --            --          1,018           --         --             --              --
TOTAL ASSETS                    16,793       231,121        413,256      456,037     14,702         18,226          95,780
---------------------------
LIABILITY--
Payable to The Lincoln
   National Life Insurance
   Company                          --             9             15           17         --              1               4
---------------------------  ---------   -------------   ----------   ----------   ---------       -------      ------------
NET ASSETS                   $  16,793      $231,112     $  413,241   $  456,020    $14,702        $18,225        $ 95,776
---------------------------  ---------   -------------   ----------   ----------   ---------       -------      ------------
                             ---------   -------------   ----------   ----------   ---------       -------      ------------
Percent of net assets             0.14%         1.95%          3.48%        3.85%      0.12%          0.15%           0.81%
---------------------------  ---------   -------------   ----------   ----------   ---------       -------      ------------
                             ---------   -------------   ----------   ----------   ---------       -------      ------------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation
     period                      1,692        23,062         41,449       44,219      1,586          1,795           9,465
Unit value                   $   9.923      $ 10.021     $    9.970   $   10.313    $ 9.268        $10.152        $ 10.119
                             ---------   -------------   ----------   ----------   ---------       -------      ------------
---------------------------
NET ASSETS                   $  16,793      $231,112     $  413,241   $  456,020    $14,702        $18,225        $ 95,776
                             ---------   -------------   ----------   ----------   ---------       -------      ------------
                             ---------   -------------   ----------   ----------   ---------       -------      ------------
---------------------------

                             DELAWARE     DELAWARE
                             PREMIUM      PREMIUM      DELAWARE
                             SMALL CAP    SOCIAL       PREMIUM
                             VALUE        AWARENESS    TREND
                             SERIES       SERIES       SERIES
---------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $5,952,315)        $179,343     $582,262    $  73,399
  Investments at
     Market--Unaffiliated
     (Cost $5,669,345)              --           --           --
---------------------------  ----------   ----------   ---------
TOTAL INVESTMENTS              179,343      582,262       73,399
---------------------------
  Dividend Receivable               --           --           --
TOTAL ASSETS                   179,343      582,262       73,399
---------------------------
LIABILITY--
Payable to The Lincoln
   National Life Insurance
   Company                           7           21            3
---------------------------  ----------   ----------   ---------
NET ASSETS                    $179,336     $582,241    $  73,396
---------------------------  ----------   ----------   ---------
                             ----------   ----------   ---------
Percent of net assets             1.51%        4.91%        0.62%
---------------------------  ----------   ----------   ---------
                             ----------   ----------   ---------
NET ASSETS ARE REPRESENTED
  Units in accumulation
     period                     17,097       54,622        6,762
Unit value                    $ 10.489     $ 10.659    $  10.854
                             ----------   ----------   ---------
---------------------------
NET ASSETS                    $179,336     $582,241    $  73,396
                             ----------   ----------   ---------
                             ----------   ----------   ---------
---------------------------

                                           LINCOLN                                                                  OCC
                             KEMPER        NATIONAL      LINCOLN     MFS         MFS                                ACCUMULATION
                             GOVERNMENT    MONEY         NATIONAL    EMERGING    TOTAL       MFS         MFS        GLOBAL
                             SECURITIES    MARKET        BOND        GROWTH      RETURN      UTILITIES   RESEARCH   EQUITY
                             PORTFOLIO     FUND          FUND        SERIES      SERIES      SERIES      SERIES     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $5,952,315)       $       --    $ 3,491,408   $ 465,754   $      --   $      --   $      --   $     --      $     --
  Investments at
     Market--Unaffiliated
     (Cost $5,669,345)          773,371             --          --      64,835     515,926     687,840     87,428       113,945
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
TOTAL INVESTMENTS               773,371      3,491,408     465,754      64,835     515,926     687,840     87,428       113,945
---------------------------
  Dividend Receivable                --             --          --          --          --          --         --            --
TOTAL ASSETS                    773,371      3,491,408     465,754      64,835     515,926     687,840     87,428       113,945
---------------------------
LIABILITY--
Payable to The Lincoln
   National Life Insurance
   Company                           30            131          18           3          20          25          3             5
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
NET ASSETS                   $  773,341    $ 3,491,277   $ 465,736   $  64,832   $ 515,906   $ 687,815   $ 87,425      $113,940
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
Percent of net assets              6.52%         29.44%       3.93%       0.55%       4.35%       5.80%      0.74%         0.96%
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation
     period                      77,085        347,933      46,137       5,767      50,896      67,144      8,259        11,324
Unit value                   $   10.032    $    10.034   $  10.095   $  11.242   $  10.136   $  10.244   $ 10.586      $ 10.062
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
---------------------------
NET ASSETS                   $  773,341    $ 3,491,277   $ 465,736   $  64,832   $ 515,906   $ 687,815   $ 87,425      $113,940
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
---------------------------

                             OCC
                             ACCUMULATION
                             MANAGED
                             PORTFOLIO
---------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $5,952,315)          $    --
  Investments at
     Market--Unaffiliated
     (Cost $5,669,345)           38,422
---------------------------  -------------
TOTAL INVESTMENTS                38,422
---------------------------
  Dividend Receivable                --
TOTAL ASSETS                     38,422
---------------------------
LIABILITY--
Payable to The Lincoln
   National Life Insurance
   Company                            1
---------------------------  -------------
NET ASSETS                      $38,421
---------------------------  -------------
                             -------------
Percent of net assets              0.32%
---------------------------  -------------
                             -------------
NET ASSETS ARE REPRESENTED
  Units in accumulation
     period                       3,915
Unit value                      $ 9.815
                             -------------
---------------------------
NET ASSETS                      $38,421
                             -------------
                             -------------
---------------------------

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 24, 1998 TO DECEMBER 31, 1998

                                       AIM      AIM V.I.                       BANKER'S        LIBERTY
                                       V.I.     INTERNATIONAL    AIM V.I.      TRUST EQUITY    COLONIAL
                                       GROWTH   EQUITY           VALUE         500 INDEX       US STOCK
                             COMBINED  FUND     FUND             FUND          FUND            FUND
--------------------------------------------------------------------------------------------------------
Net Investment Income:
  Dividends from investment
     income                  $ 15,622  $   572      $  323       $     1,189      $   621         $762
  Dividends from net
     realized gains on
    investments                29,531   10,738          --            10,509        3,969           --
  Mortality and expense
     guarantees                (7,306)    (187)        (36)             (215)        (601)         (13)
---------------------------  --------  -------      ------       -----------   -------------   ---------
NET INVESTMENT INCOME          37,847   11,123         287            11,483        3,989          749
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                46       --          --                 1            1           --
  Net change in unrealized
     appreciation or
     depreciation on
     investments              236,643    8,483       2,328            10,765       28,725          250
---------------------------  --------  -------      ------       -----------   -------------   ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                236,689    8,483       2,328            10,766       28,726          250
---------------------------  --------  -------      ------       -----------   -------------   ---------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $274,536  $19,606      $2,615       $    22,249      $32,715         $999
---------------------------  --------  -------      ------       -----------   -------------   ---------
                             --------  -------      ------       -----------   -------------   ---------

                                          FIDELITY                          FIDELITY
                                          VIP        FIDELITY   FIDELITY    VIP III          KEMPER
                             DREYFUS      EQUITY     VIP        VIP         GROWTH           SMALL CAP
                             SMALL CAP    INCOME     GROWTH     OVERSEAS    OPPORTUNITIES    GROWTH
                             PORTFOLIO    PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------
Net Investment Income:
  Dividends from investment
     income                    $    --    $     --   $     --     $   --        $    --        $   --
  Dividends from net
     realized gains on
    investments                     --          --         --         --             --            --
  Mortality and expense
     guarantees                    (96)       (209)      (347)       (88)          (370)          (23)
---------------------------  ----------   --------   --------   ---------       -------      ----------
NET INVESTMENT INCOME              (96)       (209)      (347)       (88)          (370)          (23)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 --           2          6         --              3            --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                10,278      14,833     27,814      3,051         23,185         3,603
---------------------------  ----------   --------   --------   ---------       -------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                  10,278      14,835     27,820      3,051         23,188         3,603
---------------------------  ----------   --------   --------   ---------       -------      ----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             $10,182    $ 14,626   $ 27,473     $2,963        $22,818        $3,580
---------------------------  ----------   --------   --------   ---------       -------      ----------
                             ----------   --------   --------   ---------       -------      ----------

See accompanying notes.

                             LIBERTY    DELAWARE                                  DELAWARE    DELAWARE
                             COLONIAL   PREMIUM         DELAWARE      DELAWARE    PREMIUM     PREMIUM          DELAWARE
                             NEWPORT    DECATUR         PREMIUM       PREMIUM     EMERGING    INTERNATIONAL    PREMIUM
                             TIGER      TOTAL RETURN    DELCHESTER    DEVON       MARKETS     EQUITY           REAL ESTATE
                             FUND       SERIES          SERIES        SERIES      SERIES      SERIES           SERIES
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income:
  Dividends from investment
     income                    $ 315        $   --        $ 2,809     $    --        $ --          $ --           $   --
  Dividends from net
     realized gains on
    investments                   --            --             --          --          --            --               --
  Mortality and expense
     guarantees                  (11)         (129)          (383)       (331)        (10)           (7)             (76)
---------------------------  --------       ------      -----------   ---------       ---         -----           ------
NET INVESTMENT INCOME            304          (129)         2,426        (331)        (10)           (7)             (76)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments               --             1             (1)         --          --            --               --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                (512)        3,753         (3,741)     18,543          80           102            1,802
---------------------------  --------       ------      -----------   ---------       ---         -----           ------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                  (512)        3,754         (3,742)     18,543          80           102            1,802
---------------------------  --------       ------      -----------   ---------       ---         -----           ------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             $(208)       $3,625        $(1,316)    $18,212        $ 70          $ 95           $1,726
---------------------------  --------       ------      -----------   ---------       ---         -----           ------
                             --------       ------      -----------   ---------       ---         -----           ------

                             DELAWARE     DELAWARE
                             PREMIUM      PREMIUM      DELAWARE
                             SMALL CAP    SOCIAL       PREMIUM
                             VALUE        AWARENESS    TREND
                             SERIES       SERIES       SERIES
---------------------------
Net Investment Income:
  Dividends from investment
     income                    $   --       $    --     $   --
  Dividends from net
     realized gains on
    investments                    --            --         --
  Mortality and expense
     guarantees                  (150)         (288)       (43)
---------------------------  ----------   ----------   --------
NET INVESTMENT INCOME            (150)         (288)       (43)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 1             1         --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                9,528        33,401      4,330
---------------------------  ----------   ----------   --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                  9,529        33,402      4,330
---------------------------  ----------   ----------   --------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             $9,379       $33,114     $4,287
---------------------------  ----------   ----------   --------
                             ----------   ----------   --------

                                           LINCOLN                                                              OCC
                             KEMPER        NATIONAL    LINCOLN     MFS         MFS                              ACCUMULATION
                             GOVERNMENT    MONEY       NATIONAL    EMERGING    TOTAL     MFS        MFS         GLOBAL
                             SECURITIES    MARKET      BOND        GROWTH      RETURN    UTILITIES  RESEARCH    EQUITY
                             PORTFOLIO     FUND        FUND        SERIES      SERIES    SERIES     SERIES      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income:
  Dividends from investment
     income                     $   --      $ 7,777      $  --       $   --    $    --   $     --     $   --       $ 1,254
  Dividends from net
     realized gains on
    investments                     --           --         --           --         --         --         --         4,315
  Mortality and expense
     guarantees                   (365)      (2,326)      (229)         (44)      (270)      (290)       (62)          (66)
---------------------------  -----------   ---------   ---------   ---------   -------   --------   ---------   -------------
NET INVESTMENT INCOME             (365)       5,451       (229)         (44)      (270)      (290)       (62)        5,503
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 --           --         --            1          2         26          1             1
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 1,207           --        157        5,891      9,731     15,394      5,147        (1,722)
---------------------------  -----------   ---------   ---------   ---------   -------   --------   ---------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   1,207           --        157        5,892      9,733     15,420      5,148        (1,721)
---------------------------  -----------   ---------   ---------   ---------   -------   --------   ---------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $  842      $ 5,451      $ (72)      $5,848    $ 9,463   $ 15,130     $5,086       $ 3,782
---------------------------  -----------   ---------   ---------   ---------   -------   --------   ---------   -------------
                             -----------   ---------   ---------   ---------   -------   --------   ---------   -------------


                             OCC
                             ACCUMULATION
                             MANAGED
                             PORTFOLIO
---------------------------
Net Investment Income:
  Dividends from investment
     income                       $ --
  Dividends from net
     realized gains on
    investments                     --
  Mortality and expense
     guarantees                    (41)
---------------------------      -----
NET INVESTMENT INCOME              (41)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   237
---------------------------      -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                     237
---------------------------      -----
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                $196
---------------------------      -----
                                 -----

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 24, 1998 TO DECEMBER 31, 1998

                                                    AIM V.I.                       BANKER'S        LIBERTY
                                          AIM V.I.  INTERNATIONAL    AIM V.I.      TRUST EQUITY    COLONIAL
                                          GROWTH    EQUITY           VALUE         500 INDEX       US STOCK
                             COMBINED     FUND      FUND             FUND          FUND            FUND
------------------------------------------------------------------------------------------------------------
Changes From Operations:
  Net investment income      $    37,847  $ 11,123      $   287      $    11,483      $  3,989      $   749
  Net realized gain (loss)
     on investments                   46        --           --                1             1           --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 236,643     8,483        2,328           10,765        28,725          250
---------------------------  -----------  --------      -------      -----------   -------------   ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    274,536    19,606        2,615           22,249        32,715          999
---------------------------
Change From Unit
   Transactions:
  Accumulation Units:
    Contract purchases        11,651,639   258,564       74,145          382,502       915,708       18,120
    Terminated contracts
       and transfers to
       annuity reserves          (67,297)       --           --               --        (2,886)          --
---------------------------  -----------  --------      -------      -----------   -------------   ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               11,584,342   258,564       74,145          382,502       912,822       18,120
---------------------------  -----------  --------      -------      -----------   -------------   ---------
TOTAL INCREASE IN NET
   ASSETS                     11,858,878   278,170       76,760          404,751       945,537       19,119
---------------------------  -----------  --------      -------      -----------   -------------   ---------
NET ASSETS AT DECEMBER 31,
   1998                      $11,858,878  $278,170      $76,760      $   404,751      $945,537      $19,119
---------------------------  -----------  --------      -------      -----------   -------------   ---------
                             -----------  --------      -------      -----------   -------------   ---------

                                          FIDELITY                            FIDELITY
                                          VIP         FIDELITY    FIDELITY    VIP III          KEMPER
                             DREYFUS      EQUITY      VIP         VIP         GROWTH           SMALL CAP
                             SMALL CAP    INCOME      GROWTH      OVERSEAS    OPPORTUNITIES    GROWTH
                             PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------
Changes From Operations:
  Net investment income       $    (96)   $    (209)  $    (347)  $     (88)     $   (370)       $   (23)
  Net realized gain (loss)
     on investments                 --            2           6          --             3             --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                10,278       14,833      27,814       3,051        23,185          3,603
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   10,182       14,626      27,473       2,963        22,818          3,580
---------------------------
Change From Unit
   Transactions:
  Accumulation Units:
    Contract purchases         125,342      363,261     424,157     132,461       645,222         45,784
    Terminated contracts
       and transfers to
       annuity reserves             --           --          --          --        (2,863)            --
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                125,342      363,261     424,157     132,461       642,359         45,784
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
TOTAL INCREASE IN NET
   ASSETS                      135,524      377,887     451,630     135,424       665,177         49,364
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
NET ASSETS AT DECEMBER 31,
   1998                       $135,524    $ 377,887   $ 451,630   $ 135,424      $665,177        $49,364
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
                             ----------   ---------   ---------   ---------   --------------   ----------

See accompanying notes.

                             LIBERTY    DELAWARE                                  DELAWARE    DELAWARE
                             COLONIAL   PREMIUM         DELAWARE     DELAWARE     PREMIUM     PREMIUM          DELAWARE
                             NEWPORT    DECATUR         PREMIUM      PREMIUM      EMERGING    INTERNATIONAL    PREMIUM
                             TIGER      TOTAL RETURN    DELCHESTER   DEVON        MARKETS     EQUITY           REAL ESTATE
                             FUND       SERIES          SERIES       SERIES       SERIES      SERIES           SERIES
---------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
  Net investment income      $    304      $   (129)    $    2,426   $     (331)   $   (10)       $    (7)        $   (76)
  Net realized gain (loss)
     on investments                --             1             (1)          --         --             --              --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 (512)        3,753         (3,741)      18,543         80            102           1,802
---------------------------  --------   -------------   ----------   ----------   ---------       -------      ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    (208)        3,625         (1,316)      18,212         70             95           1,726
---------------------------
Change From Unit
   Transactions:
  Accumulation Units:
    Contract purchases         17,001       227,487        414,557      437,808     14,632         18,130          94,050
    Terminated contracts
       and transfers to
       annuity reserves            --            --             --           --         --             --              --
---------------------------  --------   -------------   ----------   ----------   ---------       -------      ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                17,001       227,487        414,557      437,808     14,632         18,130          94,050
---------------------------  --------   -------------   ----------   ----------   ---------       -------      ------------
TOTAL INCREASE IN NET
   ASSETS                      16,793       231,112        413,241      456,020     14,702         18,225          95,776
---------------------------  --------   -------------   ----------   ----------   ---------       -------      ------------
NET ASSETS AT DECEMBER 31,
   1998                      $ 16,793      $231,112     $  413,241   $  456,020    $14,702        $18,225         $95,776
---------------------------  --------   -------------   ----------   ----------   ---------       -------      ------------
                             --------   -------------   ----------   ----------   ---------       -------      ------------

                             DELAWARE     DELAWARE
                             PREMIUM      PREMIUM      DELAWARE
                             SMALL CAP    SOCIAL       PREMIUM
                             VALUE        AWARENESS    TREND
                             SERIES       SERIES       SERIES
---------------------------
Changes From Operations:
  Net investment income       $   (150)    $   (288)   $   (43)
  Net realized gain (loss)
     on investments                  1            1         --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 9,528       33,401      4,330
---------------------------  ----------   ----------   --------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    9,379       33,114      4,287
---------------------------
Change From Unit
   Transactions:
  Accumulation Units:
    Contract purchases         169,957      551,993     69,109
    Terminated contracts
       and transfers to
       annuity reserves             --       (2,866)        --
---------------------------  ----------   ----------   --------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                169,957      549,127     69,109
---------------------------  ----------   ----------   --------
TOTAL INCREASE IN NET
   ASSETS                      179,336      582,241     73,396
---------------------------  ----------   ----------   --------
NET ASSETS AT DECEMBER 31,
   1998                       $179,336     $582,241    $73,396
---------------------------  ----------   ----------   --------
                             ----------   ----------   --------

                                           LINCOLN                                                                  OCC
                             KEMPER        NATIONAL      LINCOLN     MFS         MFS                                ACCUMULATION
                             GOVERNMENT    MONEY         NATIONAL    EMERGING    TOTAL       MFS         MFS        GLOBAL
                             SECURITIES    MARKET        BOND        GROWTH      RETURN      UTILITIES   RESEARCH   EQUITY
                             PORTFOLIO     FUND          FUND        SERIES      SERIES      SERIES      SERIES     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
  Net investment income        $   (365)   $     5,451   $    (229)   $   (44)   $    (270)  $    (290)  $    (62)     $  5,503
  Net realized gain (loss)
     on investments                  --             --          --          1            2          26          1             1
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  1,207             --         157      5,891        9,731      15,394      5,147        (1,722)
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       842          5,451         (72)     5,848        9,463      15,130      5,086         3,782
---------------------------
Change From Unit
   Transactions:
  Accumulation Units:
    Contract purchases          772,499      3,541,676     465,808     58,984      506,443     675,517     82,339       110,158
    Terminated contracts
       and transfers to
       annuity reserves              --        (55,850)         --         --           --      (2,832)        --            --
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 772,499      3,485,826     465,808     58,984      506,443     672,685     82,339       110,158
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
TOTAL INCREASE IN NET
   ASSETS                       773,341      3,491,277     465,736     64,832      515,906     687,815     87,425       113,940
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
NET ASSETS AT DECEMBER 31,
   1998                        $773,341    $ 3,491,277   $ 465,736    $64,832    $ 515,906   $ 687,815   $ 87,425      $113,940
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------


                             OCC
                             ACCUMULATION
                             MANAGED
                             PORTFOLIO
---------------------------
Changes From Operations:
  Net investment income         $   (41)
  Net realized gain (loss)
     on investments                  --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                    237
---------------------------  -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       196
---------------------------
Change From Unit
   Transactions:
  Accumulation Units:
    Contract purchases           38,225
    Terminated contracts
       and transfers to
       annuity reserves              --
---------------------------  -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  38,225
---------------------------  -------------
TOTAL INCREASE IN NET
   ASSETS                        38,421
---------------------------  -------------
NET ASSETS AT DECEMBER 31,
   1998                         $38,421
---------------------------  -------------
                             -------------

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

1.  ACCOUNTING POLICIES & ACCOUNT INFORMATION

    THE ACCOUNT:
    Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company.

    The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising out of any other business of the Company.

    BASIS OF PRESENTATION:
    The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

    INVESTMENTS:
    The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of thirty portfolios (the Funds) of eleven diversified open-end management investment companies, each portfolio with its own investment objective. The Funds are:

    AIM Variable Insurance Funds:
      AIM V.I. Growth Fund
      AIM V.I. International Equity Fund
      AIM V.I. Value Fund

    Banker's Trust Insurance Fund Trust:
      Banker's Trust Equity 500 Index Fund

    Liberty Variable Investment Trust:
      Liberty Colonial US Stock Fund
      Liberty Colonial Newport Tiger Fund

    Delaware Group Premium Funds:
      Delaware Premium Decatur Total Return Series
      Delaware Premium Delchester Series
      Delaware Premium Devon Series
      Delaware Premium Emerging Markets Series
      Delaware Premium International Equity Series
      Delaware Premium Real Estate Series
      Delaware Premium Small Cap Value Series
      Delaware Premium Social Awareness Series
      Delaware Premium Trend Series

    Dreyfus Variable Investment Fund:
      Dreyfus Small Cap Portfolio

    Fidelity Variable Insurance Products Fund:
      Fidelity VIP Equity Income Portfolio
      Fidelity VIP Growth Portfolio
      Fidelity VIP Overseas Portfolio

    Fidelity Variable Insurance Products Fund III:
      Fidelity VIP III Growth Opportunities Portfolio

    Investors Fund Series:
      Kemper Small Cap Growth Portfolio
      Kemper Government Securities Portfolio

    Lincoln National:
      Lincoln National Money Market Fund
      Lincoln National Bond Fund

    MFS Variable Insurance Trust:
      MFS Emerging Growth Series
      MFS Total Return Series
      MFS Utilities Series
      MFS Research Series

    OCC Accumulation Trust:
      OCC Accumulation Global Equity Portfolio
      OCC Accumulation Managed Portfolio

    Investments in the Funds are stated at the closing net asset value per share on December 31, 1998, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

    DIVIDENDS:
    Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES:
    Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

1.  ACCOUNTING POLICIES & ACCOUNT INFORMATION (CONTINUED)
    ANNUITY RESERVES:
    Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to the Company for mortality and expense guarantees at a effective annual rate of 1.40% of each portfolio's average daily net assets within the Variable Account. In addition, during 1998 no amounts were retained by the Company for processing sales of annuity contracts for contract charges and surrender charges. Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

3.  NET ASSETS
    The following is a summary of net assets owned at December
    31, 1998.

                                                    AIM V.I.                       BANKER'S        LIBERTY
                                          AIM V.I.  INTERNATIONAL    AIM V.I.      TRUST EQUITY    COLONIAL
                                          GROWTH    EQUITY           VALUE         500 INDEX       US STOCK
                             COMBINED     FUND      FUND             FUND          FUND            FUND
------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units           $11,584,342  $258,564     $ 74,145      $   382,502      $912,822      $18,120
Accumulated net investment
   income                         37,847    11,123          287           11,483         3,989          749
Accumulated net realized
   gain (loss) on
   investments                        46        --           --                1             1           --
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   236,643     8,483        2,328           10,765        28,725          250
---------------------------  -----------  --------  --------------   -----------   -------------   ---------
                             $11,858,878  $278,170     $ 76,760      $   404,751      $945,537      $19,119
                             -----------  --------  --------------   -----------   -------------   ---------
                             -----------  --------  --------------   -----------   -------------   ---------

                                          FIDELITY                            FIDELITY
                                          VIP         FIDELITY    FIDELITY    VIP III          KEMPER
                             DREYFUS      EQUITY      VIP         VIP         GROWTH           SMALL CAP
                             SMALL CAP    INCOME      GROWTH      OVERSEAS    OPPORTUNITIES    GROWTH
                             PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units            $125,342    $ 363,261   $ 424,157   $ 132,461      $642,359        $45,784
Accumulated net investment
   income                          (96)        (209)       (347)        (88)         (370)           (23)
Accumulated net realized
   gain (loss) on
   investments                      --            2           6          --             3             --
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                  10,278       14,833      27,814       3,051        23,185          3,603
---------------------------  ----------   ---------   ---------   ---------   --------------   ----------
                              $135,524    $ 377,887   $ 451,630   $ 135,424      $665,177        $49,364
                             ----------   ---------   ---------   ---------   --------------   ----------
                             ----------   ---------   ---------   ---------   --------------   ----------

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                             LIBERTY     DELAWARE                                  DELAWARE    DELAWARE
                             COLONIAL    PREMIUM         DELAWARE     DELAWARE     PREMIUM     PREMIUM          DELAWARE
                             NEWPORT     DECATUR         PREMIUM      PREMIUM      EMERGING    INTERNATIONAL    PREMIUM
                             TIGER       TOTAL RETURN    DELCHESTER   DEVON        MARKETS     EQUITY           REAL ESTATE
                             FUND        SERIES          SERIES       SERIES       SERIES      SERIES           SERIES
----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units           $  17,001      $227,487     $  414,557   $  437,808    $14,632        $18,130        $ 94,050
Accumulated net investment
   income                          304          (129)         2,426         (331)       (10)            (7)            (76)
Accumulated net realized
   gain (loss) on
   investments                      --             1             (1)          --         --             --              --
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                    (512)        3,753         (3,741)      18,543         80            102           1,802
---------------------------  ---------   -------------   ----------   ----------   ---------       -------      ------------
                             $  16,793      $231,112     $  413,241   $  456,020    $14,702        $18,225        $ 95,776
                             ---------   -------------   ----------   ----------   ---------       -------      ------------
                             ---------   -------------   ----------   ----------   ---------       -------      ------------

                             DELAWARE     DELAWARE
                             PREMIUM      PREMIUM      DELAWARE
                             SMALL CAP    SOCIAL       PREMIUM
                             VALUE        AWARENESS    TREND
                             SERIES       SERIES       SERIES
---------------------------
Unit Transactions:
Accumulation units            $169,957     $549,127    $  69,109
Accumulated net investment
   income                         (150)        (288)         (43)
Accumulated net realized
   gain (loss) on
   investments                       1            1           --
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   9,528       33,401        4,330
---------------------------  ----------   ----------   ---------
                              $179,336     $582,241    $  73,396
                             ----------   ----------   ---------
                             ----------   ----------   ---------

                                           LINCOLN                                                                  OCC
                             KEMPER        NATIONAL      LINCOLN     MFS         MFS                                ACCUMULATION
                             GOVERNMENT    MONEY         NATIONAL    EMERGING    TOTAL       MFS         MFS        GLOBAL
                             SECURITIES    MARKET        BOND        GROWTH      RETURN      UTILITIES   RESEARCH   EQUITY
                             PORTFOLIO     FUND          FUND        SERIES      SERIES      SERIES      SERIES     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units           $  772,499    $ 3,485,826   $ 465,808   $  58,984   $ 506,443   $ 672,685   $ 82,339      $110,158
Accumulated net investment
   income                          (365)         5,451        (229)        (44)       (270)       (290)       (62)        5,503
Accumulated net realized
   gain (loss) on
   investments                       --             --          --           1           2          26          1             1
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                    1,207             --         157       5,891       9,731      15,394      5,147        (1,722)
---------------------------  -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
                             $  773,341    $ 3,491,277   $ 465,736   $  64,832   $ 515,906   $ 687,815   $ 87,425      $113,940
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------
                             -----------   -----------   ---------   ---------   ---------   ---------   --------   -------------


                             OCC
                             ACCUMULATION
                             MANAGED
                             PORTFOLIO
---------------------------
Unit Transactions:
Accumulation units              $38,225
Accumulated net investment
   income                           (41)
Accumulated net realized
   gain (loss) on
   investments                       --
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                      237
---------------------------  -------------
                                $38,421
                             -------------
                             -------------

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

4.  PURCHASES AND SALES OF INVESTMENTS

    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1998.

                                                                             AGGREGATE    AGGREGATE
                                                                             COST OF      PROCEEDS
                                                                             PURCHASES    FROM SALES
                                                                             ------------------------
AIM V.I. Growth Fund                                                         $   269,756   $      59
 --------------------------------------------------------------------------
AIM V.I. International Equity Fund                                                74,456          21
 --------------------------------------------------------------------------
AIM V.I. Value Fund                                                              394,084          85
 --------------------------------------------------------------------------
Banker's Trust Equity 500 Index Fund                                             916,927          80
 --------------------------------------------------------------------------
Liberty Colonial US Stock Fund                                                    18,880          10
 --------------------------------------------------------------------------
Liberty Colonial Newport Tiger Fund                                               17,314           9
 --------------------------------------------------------------------------
Delaware Premium Decatur Total Return Series                                     227,427          60
 --------------------------------------------------------------------------
Delaware Premium Delchester Series                                               416,262         282
 --------------------------------------------------------------------------
Delaware Premium Devon Series                                                    437,565          71
 --------------------------------------------------------------------------
Delaware Premium Emerging Market Series                                           14,631           9
 --------------------------------------------------------------------------
Delaware Premium International Equity Series                                      18,130           6
 --------------------------------------------------------------------------
Delaware Premium Real Estate Series                                               94,027          49
 --------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                                          169,894          80
 --------------------------------------------------------------------------
Delaware Premium Social Awareness Series                                         548,897          37
 --------------------------------------------------------------------------
Delaware Premium Trend Series                                                     69,089          20
 --------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                                      125,290          39
 --------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                                             363,136          69
 --------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                    424,059         232
 --------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                  132,431          53
 --------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                                  642,170         158
 --------------------------------------------------------------------------
Kemper Small Cap Growth Portfolio                                                 45,774          12
 --------------------------------------------------------------------------
Kemper Government Securities Portfolio                                           772,417         253
 --------------------------------------------------------------------------
Lincoln National Money Market Fund                                             3,491,408          --
 --------------------------------------------------------------------------
Lincoln National Bond Fund                                                       465,639          42
 --------------------------------------------------------------------------
MFS Emerging Growth Series                                                        58,963          20
 --------------------------------------------------------------------------
MFS Total Return Series                                                          506,327         134
 --------------------------------------------------------------------------
MFS Utilities Series                                                             673,368         948
 --------------------------------------------------------------------------
MFS Research Series                                                               82,326          46
 --------------------------------------------------------------------------
OCC Accumulation Global Equity Portfolio                                         115,717          51
 --------------------------------------------------------------------------
OCC Accumulation Managed Portfolio                                                38,217          32
 --------------------------------------------------------------------------
                                                                             -----------  -----------
                                                                             $11,624,581   $   2,967
                                                                             -----------  -----------
                                                                             -----------  -----------

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

5.  INVESTMENTS

    The following is a summary of investments owned at December
    31, 1998.

                                                 SHARES       NET ASSET  VALUE OF     COST OF
                                                 OUTSTANDING  VALUE      SHARES       SHARES
                                                 ------------------------------------------------
AIM V.I. Growth Fund                                 11,217   $   24.80  $   278,180  $   269,697
 ----------------------------------------------
AIM V.I. International Equity Fund                    3,912       19.62       76,763       74,435
 ----------------------------------------------
AIM V.I. Value Fund                                  15,420       26.25      404,765      394,000
 ----------------------------------------------
Banker's Trust Equity 500 Index Fund                 74,279       12.73      945,573      916,848
 ----------------------------------------------
Liberty Colonial US Stock Fund                        1,018       18.79       19,120       18,870
 ----------------------------------------------
Liberty Colonial Newport Tiger Fund                  10,696        1.57       16,793       17,305
 ----------------------------------------------
Delaware Premium Decatur Total Return Series         11,901       19.42      231,121      227,368
 ----------------------------------------------
Delaware Premium Delchester Series                   48,728        8.46      412,238      415,979
 ----------------------------------------------
Delaware Premium Devon Series                        29,536       15.44      456,037      437,494
 ----------------------------------------------
Delaware Premium Emerging Market Series               2,531        5.81       14,702       14,622
 ----------------------------------------------
Delaware Premium International Equity Series          1,106       16.48       18,226       18,124
 ----------------------------------------------
Delaware Premium Real Estate Series                  10,525        9.10       95,780       93,978
 ----------------------------------------------
Delaware Premium Small Cap Value Series              10,902       16.45      179,343      169,815
 ----------------------------------------------
Delaware Premium Social Awareness Series             40,018       14.55      582,262      548,861
 ----------------------------------------------
Delaware Premium Trend Series                         3,716       19.75       73,399       69,069
 ----------------------------------------------
Dreyfus Small Cap Portfolio                           2,514       53.91      135,529      125,251
 ----------------------------------------------
Fidelity VIP Equity Income Portfolio                 14,866       25.42      377,902      363,069
 ----------------------------------------------
Fidelity VIP Growth Portfolio                        10,066       44.87      451,647      423,833
 ----------------------------------------------
Fidelity VIP Overseas Portfolio                       6,755       20.05      135,429      132,378
 ----------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio      29,073       22.88      665,200      642,015
 ----------------------------------------------
Kemper Small Cap Growth Portfolio                    25,030        1.97       49,365       45,762
 ----------------------------------------------
Kemper Government Securities Portfolio              640,128        1.21      773,371      772,164
 ----------------------------------------------
Lincoln National Money Market Fund                  349,141       10.00    3,491,408    3,491,408
 ----------------------------------------------
Lincoln National Bond Fund                           36,705       12.69      465,754      465,597
 ----------------------------------------------
MFS Emerging Growth Series                            3,020       21.47       64,835       58,944
 ----------------------------------------------
MFS Total Return Series                              28,473       18.12      515,926      506,195
 ----------------------------------------------
MFS Utilities Series                                 34,704       19.82      687,840      672,446
 ----------------------------------------------
MFS Research Series                                   4,589       19.05       87,428       82,281
 ----------------------------------------------
OCC Accumulation Global Equity Portfolio              7,385       15.43      113,945      115,667
 ----------------------------------------------
OCC Accumulation Managed Portfolio                      878       43.74       38,422       38,185
 ----------------------------------------------                          -----------  -----------
                                                                         $11,858,303  $11,621,660
                                                                         -----------  -----------
                                                                         -----------  -----------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of
The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statement of assets and liability of Lincoln Life Variable Annuity Account N ("Variable Account") (comprised of the AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, Banker's Trust Equity 500 Index, Liberty Colonial U.S. Stock, Liberty Newport Tiger, Delaware Premium Decatur Total Return, Delaware Premium Delchester, Delaware Premium Devon, Delaware Premium Emerging Markets, Delaware Premium International Equity, Delaware Premium Real Estate, Delaware Premium Small Cap Value, Delaware Premium Social Awareness, Delaware Premium Trend, Dreyfus Small Cap, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP III Growth Opportunities, Kemper Small Cap Growth, Kemper Government Securities, Lincoln National Money Market, Lincoln National Bond, MFS Emerging Growth, MFS Total Return, MFS Utilities, MFS Research, OCC Accumulation Global Equity, and OCC Accumulation Managed subaccounts) as of December 31, 1998, and the related statements of operations and changes in net assets for the period from November 24, 1998 (commencement of operations) to December 31, 1998. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account N at December 31, 1998, the results of their operations and the changes in their net assets for the period from November 24, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 30, 1999

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) List of Financial Statements

    1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

    2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement.

       Statement of Assets and Liability -- December 31, 1998
       Statement of Operations -- Year ended December 31, 1998
       Statements of Changes in Net Assets -- Year ended December 31, 1998 Notes to Financial Statements --
       Report of Ernst & Young LLP, Independent Auditors


    Part B The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in the SAI:


        Balance Sheets -- Statutory Basis -- December 31, 1998, 1997 and 1996


        Statements of Operations -- Statutory Basis -- Years ended December 31, 1998, 1997, and 1996


        Statements of Changes in Capital and Surplus -- Statutory Basis -- Years ended December 31, 1998, 1997, and 1996


        Statements of Cash Flows -- Statutory Basis -- Years ended December 31, 1998, 1997 and 1996.


        Notes to Financial Statements.



        Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a)  Selling Agreement


       (b)  Wholesale Agreement


       (c)  Amendment to Selling Group

     (4)
       The Lincoln National Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (a)  Settlement Contract Rider

       (b) Form of Income Contract Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (c)  Nursing Care Waiver of Surrender/Withdrawal Charges Rider


       (d)  Section 403(b) Annuity Endorsement


       (e)  Section 457 Government Deferred Compensation Plan Endorsement


       (f)  IRA Contract Amendment


       (g)  Roth IRA Endorsement


       (h)  Contract Amendment


     (5)
       Application for the Contract is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.



     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

       (b) By-Laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (333-40937) Filed on November 9, 1998.

     (7)
       Not Applicable.

     (8)
      (a)  Fund Participation Agreements

      Agreements between The Lincoln National Life Insurance Company and:

       (i) AIM Variable Insurance Funds, Inc.

           (a) Amendment to AIM FPA.


           (b) Exhibit to AIM FPA.

       (ii)BT Insurance Funds Trust

           (a) Amendment to BT FPA.

       (iii)
           Delaware Group Premium Fund, Inc. is incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.

       (iv)Dreyfus Variable Investment Fund is incorporated herein by reference to Registration Statement on Form N-4 (333-05815) filed on September 26, 1996.

       (v) Form of Agreement Investors Fund Series is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed November 9, 1998.



       (vi)Liberty Variable Investment Trust




       (vii)
           Lincoln National Bond Fund, Inc.

           (a) Amendment to Bond FPA.

       (viii)
           Lincoln National Money Market Fund, Inc.

           (a) Amendment to MM FPA.

       (ix)Variable Insurance Products Fund is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 26, 1996.

       (x) Variable Insurance Products Fund III

       (xi)MFS-Registered Trademark- Variable Insurance Trust


       (xii)
           OCC Accumulation Trust

           (a) Amendment to OCC FPA.

       (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Flexible Premium Variable Life Account F, Form S-6 (333-40745) filed November 21, 1997.

     (9)
       Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

    (10)
       Consent of Ernst & Young LLP, Independent Auditors.

    (11)
       Not Applicable.

    (12)
       Not Applicable.

    (13)
       Schedule for Computation of Performance Results are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

    (14)
       Not Applicable.

    (15)
      (a) Organizational Chart of The Lincoln National Insurance Holding Company System.

      (b) Books and Records Report.



    (16)
      (a)  Power of Attorney - Gabriel L. Shaheen

    (16)
      (b)  Power of Attorney - Lawrence T. Rowland

    (16)
      (c)  Power of Attorney - Keith J. Ryan

    (16)
      (d)  Power of Attorney - H. Thomas McMeekin

    (16)
      (e)  Power of Attorney - Richard C. Vaughn

    (16)
      (f)  Power of Attorney - Jon A. Boscia



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
------------------------------  ---------------------------------------------
Gabriel L. Shaheen*             President, Chief Executive Officer and
                                 Director
Jon A. Boscia**                 Director
John H. Gotta****               Senior Vice President
Stephen H. Lewis*               Senior Vice President

H. Thomas McMeekin**            Director
Cynthia A. Rose**               Secretary and Assistant Vice President
Lawrence T. Rowland***          Executive Vice President and Director
Keith J. Ryan*                  Senior Vice President, Chief Financial
                                 Officer and Assistant Treasurer
Eldon J. Summers**              Assistant Vice President and Treasurer
Richard C. Vaughan**            Director
Roy V. Washington*****          Vice President and Chief Compliance Officer



          * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506.

         ** Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

        *** Principal business address is 1700 Magnovox Way, One Reinsurance Place, Fort Wayne, Indiana 46804-1538.

       ****  Principal business address is 350 Church Street, Hartford, CT
             06103.

      ***** Principal business address is 915 S. Clinton Street, Fort Wayne, IN 46802.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of March 31, 1999 there were 1,045 contract owners under Lincoln Life Variable Annuity Account N.

ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

(c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 1998.


       (1)                      (2)              (3)           (4)            (5)
                         Net Underwriting
Name of Principal         Discounts and     Compensation    Brokerage
  Underwriter               Commissions     on Redemption   Commissions   Compensation
-----------------        ----------------   -------------   -----------   ------------
The Lincoln National
Life Insurance Company         None             $7,306          None            0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    See Exhibit 15(b): Books and Records Report.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

(f) For Contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES


    (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused the Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on the 20th day of April, 1999.



                                         LINCOLN LIFE VARIABLE ANNUITY
                                         ACCOUNT N (Delaware-Lincoln ChoicePlus)
                                         (Registrant)


                                         By:        /s/ STEPHEN H. LEWIS

                                            -----------------------------------
                                                     Stephen H. Lewis
                                             (SIGNATURE-OFFICER OF DEPOSITOR)
                                                SENIOR VICE PRESIDENT, LNL
                                                          (TITLE)

                                         By:      THE LINCOLN NATIONAL LIFE
                                                     INSURANCE COMPANY
                                                        (Depositor)

                                         By:      /s/ KELLY D. CLEVENGER

                                            -----------------------------------
                                                    Kelly D. Clevenger

                                                    VICE PRESIDENT, LNL
                                                          (TITLE)

    (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                    TITLE                           DATE
---------------------------------------------  --------------------------------------  --------------------
    *                                          Chief Executive Officer, President and  April 20, 1999
    ------------------------------------       Director (Principal Executive
             Gabriel L. Shaheen                Officer)

    *
    ------------------------------------
             Lawrence T. Rowland               Executive Vice President and Director   April 20, 1999

                                               Senior Vice President, Chief Financial  April 20, 1999
    *                                          Officer and Assistant Treasurer
    ------------------------------------       (Principal Accounting Officer and
                Keith J. Ryan                  Principal Financial Officer)

    *
    ------------------------------------
             H. Thomas McMeekin                Director                                April 20, 1999

    *
    ------------------------------------
             Richard C. Vaughan                Director                                April 20, 1999

    *
    ------------------------------------
                Jon A. Boscia                  Director                                April 20, 1999






By:  /s/ STEVEN M. KLUEVER                     Pursuant to a Power of Attorney
    ------------------------------------       filed with Registration
         Steven M. Kluever                     Statement No. 2